UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.23

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Risk Allocation Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

July 12, 2023

This report provides management’s discussion of fund performance for the AB Global Risk Allocation Fund for the semi-annual reporting period ended May 31, 2023.

The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB GLOBAL RISK ALLOCATION FUND

Class A Shares	-3.08%	-8.18%

Class C Shares	-3.42%	-8.80%

Advisor Class Shares[1]	-3.00%	-7.95%

Class R Shares[1]	-3.26%	-8.49%

Class K Shares[1]	-3.12%	-8.24%

Class I Shares[1]	-2.93%	-7.84%

Primary Benchmark: MSCI World Index	3.92%	2.07%

Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	3.19%	-0.38%

Bloomberg Global Aggregate Bond Index	1.99%	-4.48%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index, and its blended benchmark, a 60% / 40% blend of MSCI World Index / Bloomberg Global Aggregate Bond Index, respectively, for the six- and 12-month periods ended May 31, 2023. The table also includes the individual performance of the Bloomberg Global Aggregate Bond Index.

Over both periods, all share classes of the Fund underperformed the primary and blended benchmarks, before sales charges. The Fund is strategically diversified in multi-asset exposures and invests in growth, safety and inflation-sensitive assets. As commodities strongly underperformed over both periods, this allocation detracted from relative returns.

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During the six-month period, interest-rate exposure detracted from absolute returns amid an environment of increasingly restrictive monetary policy. Exposure to commodities was also negative. Conversely, currency exposure and the Fund’s allocation to equities helped to offset negative performance. During the 12-month period, interest-rate and commodity exposures detracted. In contrast, currency exposure as well as equity exposure contributed.

The Fund used derivatives for hedging and investment purposes. During both periods, credit default swaps and written options added to absolute returns, while futures and interest rate swaps detracted. Currency forwards and purchased options detracted for the six-month period and added for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

US and international stocks rose, while emerging-market stocks declined during the six- and 12-month periods ended May 31, 2023. Aggressive central bank tightening—led by the US Federal Reserve—created headwinds for global equity markets. Despite bouts of increased volatility, developed markets rallied amid signs of easing inflationary pressures, but resilient consumer spending and mostly strong global economic data raised concern that central banks would need to hold rates higher for longer to combat stubbornly high inflation. China’s zero-COVID policy weighed on emerging markets until December when restrictions were lifted. Although emerging markets initially rallied, the slower-than-expected pace of China’s economic recovery hindered results. Later, the collapse of select US regional banks triggered concerns about broader financial contagion and briefly drove stocks lower. Within large-cap markets, growth-oriented stocks rose and value-oriented stocks declined in absolute terms. Growth stocks surged higher, led by a technology sector rally, which was fueled by positive earnings reports and optimism over revenue growth linked to the development of AI technologies. Large-cap stocks rose in absolute terms and outperformed small-cap stocks, which declined.

Fixed-income government bond market yields were extremely volatile in all major developed markets. Government bond prices fell in all major markets except Australia, Canada and Japan. Most central banks raised interest rates significantly to combat persistent inflation. Stress in the global banking sector led treasury markets to rally as yields fell on growth concerns in March. Yields rose in many countries in April and May as core inflation did not fall as expected. Developed-market investment-grade corporate bonds, which typically have longer maturities and are more sensitive to changes in yields than high-yield corporates, fell and underperformed developed-market treasuries overall—yet outperformed respective treasury markets in the US and eurozone by a wide margin. Developed-market high-yield corporate bonds had positive returns and significantly outperformed developed-market treasuries, while also materially outperforming respective treasury markets in the US and eurozone. Emerging-market local-currency

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sovereign bonds led risk asset returns, even as the US dollar rose against the vast majority of developed- and emerging-market currencies. Emerging-market hard-currency sovereign bonds fell, underperforming global developed-market treasuries, while emerging-market corporate bonds rose and outperformed developed-market investment-grade and high-yield corporates overall.

The Fund’s Senior Investment Management Team uses proprietary quantitative signals along with fundamental research insights when allocating risk to equities, interest-rate exposure and inflation-sensitive assets. Over the 12-month period, the Fund maintained its overweight in risk allocation to equities. The Fund reduced exposure to inflation assets via commodity futures and rotated into duration. Within sovereign bonds, the Fund continued to allocate a higher share of exposure to higher-yielding bonds.

INVESTMENT POLICIES

The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income and inflation-sensitive instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a risk-balanced approach. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, the Adviser assesses the volatility, tail loss and return potential of each asset. Fund assets are then allocated among asset classes so that no asset class dominates the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on its determinations of volatility, tail loss and return potential.

The asset classes in which the Fund may invest include:

+	equity/credit: equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below)

+	fixed-income: fixed-income securities of the US and foreign governments and their agencies and instrumentalities

+	inflation-sensitive: global inflation-indexed securities (including Treasury Inflation-Protected Securities) and commodity-related instruments and derivatives (including commodity futures).

The Fund’s investments within each asset class are generally index-based—typically, portfolios of individual securities, derivatives or

(continued on next page)

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exchange-traded funds (“ETFs”) intended to track the performance of segments within each particular asset class. The inflation-sensitive asset class consists of instruments, the prices of which are affected directly or indirectly by the level and change in the rate of inflation, such as commodity derivatives.

Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch Ratings, or the equivalent by any other nationally recognized statistical rating organization, which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund’s investments will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-US companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures contracts and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser considers factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions.

Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term US government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). In addition, the Fund may at times invest in shares of ETFs in lieu of making direct investments in securities.

(continued on next page)

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While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest without limitation in commodities and commodities-related instruments. The Fund is subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the Fund’s currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may also cause the Fund to take on currency exposure for purposes other than hedging, relying on its fundamental and quantitative research with the goal of increasing returns or managing risk. Currency-related investments may include currencies acquired on a spot (i.e., cash) basis and currency-related derivatives, including forward currency exchange contracts and options on currencies.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI World Index and the Bloomberg Global Aggregate Bond Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets. The Bloomberg Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value (“NAV”) when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for

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DISCLOSURES AND RISKS (continued)

a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its

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DISCLOSURES AND RISKS (continued)

shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

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DISCLOSURES AND RISKS (continued)

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-8.18%	-12.09%

5 Years	3.23%	2.34%

10 Years	3.80%	3.35%

CLASS C SHARES

1 Year	-8.80%	-9.64%

5 Years	2.46%	2.46%

10 Years[1]	3.02%	3.02%

ADVISOR CLASS SHARES[2]

1 Year	-7.95%	-7.95%

5 Years	3.48%	3.48%

10 Years	4.06%	4.06%

CLASS R SHARES[2]

1 Year	-8.49%	-8.49%

5 Years	2.87%	2.87%

10 Years	3.44%	3.44%

CLASS K SHARES[2]

1 Year	-8.24%	-8.24%

5 Years	3.18%	3.18%

10 Years	3.76%	3.76%

CLASS I SHARES[2]

1 Year	-7.84%	-7.84%

5 Years	3.54%	3.54%

10 Years	4.16%	4.16%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.33%, 2.09%, 1.08%, 1.69%, 1.38% and 1.06% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-4.39%

5 Years	2.92%

10 Years	3.89%

CLASS C SHARES

1 Year	-1.72%

5 Years	3.04%

10 Years[1]	3.57%

ADVISOR CLASS SHARES[2]

1 Year	0.16%

5 Years	4.07%

10 Years	4.61%

CLASS R SHARES[2]

1 Year	-0.42%

5 Years	3.45%

10 Years	4.00%

CLASS K SHARES[2]

1 Year	-0.16%

5 Years	3.76%

10 Years	4.31%

CLASS I SHARES[2]

1 Year	0.18%

5 Years	4.11%

10 Years	4.70%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$969.20	$6.48	1.32%	$6.63	1.35%
Hypothetical**	$1,000	$1,018.35	$6.64	1.32%	$6.79	1.35%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$965.80	$10.19	2.08%	$10.34	2.11%
Hypothetical**	$1,000	$1,014.56	$10.45	2.08%	$10.60	2.11%
Advisor Class
Actual	$1,000	$970.00	$5.30	1.08%	$5.45	1.11%
Hypothetical**	$1,000	$1,019.55	$5.44	1.08%	$5.59	1.11%
Class R
Actual	$1,000	$967.40	$8.29	1.69%	$8.44	1.72%
Hypothetical**	$1,000	$1,016.50	$8.50	1.69%	$8.65	1.72%
Class K
Actual	$1,000	$968.80	$6.77	1.38%	$6.92	1.41%
Hypothetical**	$1,000	$1,018.05	$6.94	1.38%	$7.09	1.41%
Class I
Actual	$1,000	$970.70	$5.06	1.03%	$5.21	1.06%
Hypothetical**	$1,000	$1,019.80	$5.19	1.03%	$5.34	1.06%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $182.8

1

The Fund’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Hong Kong, Ireland, Japan, Jordan, Norway, Portugal, Puerto Rico, South Africa, Turkey, United Arab Emirates and Zambia.

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PORTFOLIO SUMMARY (continued)

May 31, 2023 (unaudited)

TEN LARGEST HOLDINGS1

Security	U.S. $ Value	Percent of Net Assets

U.S. Treasury Inflation Index	$82,964,807	45.4%

iShares Russell 1000 Value ETF – Class E	6,206,371	3.4

iShares Russell 2000 Value ETF	2,631,779	1.4

VanEck JPMorgan EM Local Currency Bond ETF – Class E	2,450,500	1.3

Vanguard Real Estate ETF	1,972,800	1.1

Mexico Government International Bond	1,151,107	0.6

Synopsys, Inc.	221,565	0.1

Cadence Design Systems, Inc.	207,357	0.1

Novo Nordisk A/S – Class B	206,635	0.1

Advanced Micro Devices, Inc.	201,666	0.1

	$98,214,587	53.6%

1	Long-term investments.

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2023 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 45.4%
United States – 45.4%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)	U.S.$	60,508	$58,333,478
0.375%, 01/15/2027 (TIPS)		7,034	6,671,425
0.50%, 01/15/2028 (TIPS)		18,977	17,959,904

Total Inflation-Linked Securities (cost $85,724,169)			82,964,807

		Shares
COMMON STOCKS – 21.3%
Financials – 3.3%
Banks – 0.6%
ABN AMRO Bank NV(a)		1,125	16,436
Banco Bilbao Vizcaya Argentaria SA		3,189	20,967
Banco de Sabadell SA		16,277	16,166
Banco Santander SA		3,967	12,960
Bank of America Corp.		675	18,758
Bank of Ireland Group PLC		2,334	22,056
Bank of Montreal		373	31,110
Bank of Nova Scotia (The)		431	20,818
Bankinter SA		3,395	19,461
Barclays PLC		10,110	19,094
BNP Paribas Emissions- und Handelsgesellschaft mbH		1,574	19,393
BNP Paribas SA		331	19,244
CaixaBank SA		8,772	32,240
Canadian Imperial Bank of Commerce		584	24,078
Citigroup, Inc.		282	12,498
Citizens Financial Group, Inc.		372	9,590
Comerica, Inc.		201	7,256
Commerzbank AG(b)		2,045	20,686
Credit Agricole SA		1,641	18,864
Danske Bank A/S(b)		858	17,498
DNB Bank ASA		1,818	30,455
Erste Group Bank AG		821	26,670
Fifth Third Bancorp		583	14,149
First Citizens BancShares, Inc./NC – Class A		21	26,191
HSBC Holdings PLC		5,317	38,970
Huntington Bancshares, Inc./OH		1,193	12,300
Intesa Sanpaolo SpA		18,206	42,283
JPMorgan Chase & Co.		224	30,399
KBC Group NV		411	27,002
KeyCorp		842	7,864
Lloyds Banking Group PLC		36,308	20,005

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

M&T Bank Corp.	324	$38,608
National Bank of Canada	566	40,577
NatWest Group PLC	6,427	20,825
Nedbank Group Ltd.	441	4,656
New York Community Bancorp, Inc.	1,656	17,024
Nordea Bank Abp (Helsinki)	88	867
Nordea Bank Abp (Stockholm)	3,090	30,502
PNC Financial Services Group, Inc. (The)	145	16,795
Raiffeisen Bank International AG(b)	1,044	15,351
Regions Financial Corp.	902	15,578
Royal Bank of Canada	359	32,113
Skandinaviska Enskilda Banken AB – Class A	3,315	34,799
Societe Generale SA	422	9,824
Standard Chartered PLC	2,940	23,169
Svenska Handelsbanken AB – Class A	2,923	23,142
Swedbank AB – Class A	1,696	26,056
Toronto-Dominion Bank (The)	522	29,547
Truist Financial Corp.	826	25,168
UniCredit SpA	1,079	20,806
US Bancorp	400	11,960
Wells Fargo & Co.	345	13,735

		1,106,563

Capital Markets – 0.8%
3i Group PLC	4,463	108,875
Abrdn PLC	11,793	29,222
Affiliated Managers Group, Inc.	112	15,578
Ameriprise Financial, Inc.	125	37,309
Bank of New York Mellon Corp. (The)	426	17,125
BlackRock, Inc.	54	35,508
Brookfield Asset Management Ltd. – Class A (Canada)	235	7,184
Brookfield Asset Management Ltd. – Class A (United States)(c)	5	153
Brookfield Corp. (Canada)	933	28,021
Brookfield Corp. (United States)(c)	20	601
Charles Schwab Corp. (The)	782	41,204
CI Financial Corp.	1,130	10,913
CME Group, Inc.	188	33,605
Credit Suisse Group AG (REG)(b)	1,684	1,403
Deutsche Bank AG (REG)	1,113	11,332
Deutsche Boerse AG	355	61,402
Franklin Resources, Inc.	418	10,036
Goldman Sachs Group, Inc. (The)	81	26,236
Hargreaves Lansdown PLC	1,868	18,650
IGM Financial, Inc.	644	18,919
Intercontinental Exchange, Inc.	363	38,460

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Invesco Ltd.	554	$7,967
Investec PLC	4,737	24,101
Jefferies Financial Group, Inc.	732	22,011
Julius Baer Group Ltd.	634	38,936
London Stock Exchange Group PLC	1,249	133,149
Moody’s Corp.	162	51,335
Morgan Stanley	945	77,263
MSCI, Inc.	180	84,695
Nasdaq, Inc.	1,129	62,490
Ninety One PLC	3,019	6,118
Northern Trust Corp.	206	14,816
Onex Corp.	324	14,671
Partners Group Holding AG	68	61,475
Quilter PLC(a)	2,789	2,917
Raymond James Financial, Inc.	313	28,280
S&P Global, Inc.	312	114,638
Schroders PLC	5,552	31,529
SEI Investments Co.	347	19,633
St. James’s Place PLC	2,130	29,656
State Street Corp.	210	14,284
T. Rowe Price Group, Inc.	313	33,541
UBS Group AG (REG)	1,814	34,584

		1,459,825

Consumer Finance – 0.1%
Ally Financial, Inc.	614	16,375
American Express Co.	258	40,909
Bread Financial Holdings, Inc.	107	3,015
Capital One Financial Corp.	188	19,592
Discover Financial Services	284	29,178
Navient Corp.	669	10,135
Synchrony Financial	516	15,975
Vanquis Banking Group PLC	1,368	3,693

		138,872

Financial Services – 0.6%
Berkshire Hathaway, Inc. – Class B(b)	115	36,924
Edenred	463	29,803
Element Fleet Management Corp.	1,597	24,223
Eurazeo SE	635	43,434
EXOR NV(d)(e)	480	39,845
Fidelity National Information Services, Inc.	974	53,151
Fiserv, Inc.(b)	1,184	132,833
FleetCor Technologies, Inc.(b)	124	28,092
Global Payments, Inc.	715	69,848
Groupe Bruxelles Lambert NV	1,242	95,839
Industrivarden AB – Class A	44	1,186
Industrivarden AB – Class C	1,828	48,968

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Investor AB – Class B	3,608	$73,555
Jackson Financial, Inc. – Class A	38	1,294
Kinnevik AB – Class B(b)	1,368	19,747
L E Lundbergforetagen AB – Class B	856	35,716
M&G PLC	1,555	3,841
Mastercard, Inc. – Class A	324	118,266
PayPal Holdings, Inc.(b)	631	39,116
Visa, Inc. – Class A	359	79,350
Voya Financial, Inc.	387	26,239
Wendel SE	294	31,018
Western Union Co. (The)	1,558	17,746
Worldline SA/France(a)(b)	725	28,259

		1,078,293

Insurance – 1.2%
Admiral Group PLC	1,243	36,006
Aegon NV	4,545	19,972
Aflac, Inc.	694	44,562
Ageas SA/NV	832	33,285
Allianz SE (REG)	222	47,541
Allstate Corp. (The)	321	34,812
American International Group, Inc.	360	19,019
Aon PLC – Class A	217	66,899
Arch Capital Group Ltd.(b)	889	61,963
Arthur J Gallagher & Co.	479	95,958
Assicurazioni Generali SpA	1,915	36,379
Assurant, Inc.	210	25,198
Aviva PLC	3,940	19,342
Axis Capital Holdings Ltd.	355	18,425
Baloise Holding AG (REG)	288	44,276
Brighthouse Financial, Inc.(b)	30	1,208
Brookfield Reinsurance Ltd.	6	183
Chubb Ltd.	185	34,373
Cincinnati Financial Corp.	352	33,968
Direct Line Insurance Group PLC	8,791	18,200
Everest Re Group Ltd.	107	36,382
F&G Annuities & Life, Inc.	40	827
Fairfax Financial Holdings Ltd.	42	30,147
Fidelity National Financial, Inc.	591	20,177
Gjensidige Forsikring ASA	2,409	40,495
Globe Life, Inc.	299	30,851
Great-West Lifeco, Inc.	1,008	28,536
Hannover Rueck SE	383	82,097
Hartford Financial Services Group, Inc. (The)	439	30,080
iA Financial Corp., Inc.	504	32,122
Intact Financial Corp.	480	70,739
Legal & General Group PLC	13,473	38,295

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Lincoln National Corp.	223	$4,665
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	3,217
Loews Corp.	507	28,392
Manulife Financial Corp.	1,085	20,101
Mapfre SA	8,898	17,520
Markel Group, Inc.(b)	19	24,980
Marsh & McLennan Cos., Inc.	376	65,116
MetLife, Inc.	330	16,352
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	75,831
NN Group NV	985	35,536
Old Mutual Ltd.	9,763	5,250
Poste Italiane SpA(a)	5,111	53,128
Power Corp. of Canada	1,862	48,199
Principal Financial Group, Inc.	294	19,245
Progressive Corp. (The)	573	73,292
Prudential Financial, Inc.	168	13,220
Prudential PLC	1,555	20,432
Reinsurance Group of America, Inc.	188	26,320
RenaissanceRe Holdings Ltd.	194	36,544
Sampo Oyj – Class A	886	40,774
SCOR SE	791	20,258
Sun Life Financial, Inc.	672	32,548
Swiss Life Holding AG (REG)	132	76,371
Swiss Re AG	469	47,016
Travelers Cos., Inc. (The)	232	39,264
Trisura Group Ltd.(b)	14	355
Tryg A/S	4,038	91,913
UnipolSai Assicurazioni SpA	12,165	28,883
Unum Group	415	18,032
Willis Towers Watson PLC	176	38,518
WR Berkley Corp.	826	45,992
Zurich Insurance Group AG	154	72,100

		2,271,681

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.(c)	1,204	11,065
Annaly Capital Management, Inc.	457	8,628

		19,693

		6,074,927

Information Technology – 3.0%
Communications Equipment – 0.2%
Cisco Systems, Inc.	1,074	53,346
F5, Inc.(b)	231	34,091
Juniper Networks, Inc.	1,038	31,524

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Motorola Solutions, Inc.	420	$118,406
Nokia Oyj	5,115	20,692
Telefonaktiebolaget LM Ericsson – Class B	4,594	23,755

		281,814

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. – Class A	1,084	81,788
Arrow Electronics, Inc.(b)	387	49,010
Avnet, Inc.	783	34,327
CDW Corp./DE	508	87,219
Corning, Inc.	1,088	33,521
Flex Ltd.(b)	1,647	41,817
Hexagon AB – Class B	5,852	67,984
TE Connectivity Ltd.	439	53,769
Teledyne Technologies, Inc.(b)	65	25,262
Trimble, Inc.(b)	660	30,802
Vontier Corp.	134	3,972

		509,471

IT Services – 0.3%
Accenture PLC – Class A	306	93,612
Akamai Technologies, Inc.(b)	403	37,124
Atos SE(b)	247	3,614
Capgemini SE	360	62,804
CGI, Inc.(b)	797	82,547
Cognizant Technology Solutions Corp. – Class A	549	34,307
DXC Technology Co.(b)	317	7,935
Gartner, Inc.(b)	287	98,401
International Business Machines Corp.	251	32,276
Kyndryl Holdings, Inc.(b)	50	628
VeriSign, Inc.(b)	412	92,008

		545,256

Semiconductors & Semiconductor Equipment – 0.9%
Advanced Micro Devices, Inc.(b)	1,706	201,666
Analog Devices, Inc.	739	131,313
Applied Materials, Inc.	483	64,384
ASML Holding NV	269	194,575
Broadcom, Inc.	102	82,412
Infineon Technologies AG	1,599	59,529
Intel Corp.	942	29,616
KLA Corp.	304	134,669
Lam Research Corp.	192	118,406
Marvell Technology, Inc.	1,277	74,692
Microchip Technology, Inc.	789	59,380
Micron Technology, Inc.	586	39,965

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

NVIDIA Corp.	512	$193,710
NXP Semiconductors NV	516	92,416
Qorvo, Inc.(b)	222	21,592
QUALCOMM, Inc.	492	55,798
Skyworks Solutions, Inc.	215	22,255
STMicroelectronics NV	1,365	59,414
Texas Instruments, Inc.	423	73,551

		1,709,343

Software – 1.1%
Adobe, Inc.(b)	224	93,585
ANSYS, Inc.(b)	317	102,578
Autodesk, Inc.(b)	197	39,280
Black Knight, Inc.(b)	181	10,458
BlackBerry Ltd.(b)	1,372	7,368
Cadence Design Systems, Inc.(b)	898	207,357
Cerence, Inc.(b)	171	4,877
Constellation Software, Inc./Canada	53	108,070
Dassault Systemes SE	3,230	142,402
Fortinet, Inc.(b)	2,557	174,720
Gen Digital, Inc.	917	16,084
Intuit, Inc.	285	119,449
Microsoft Corp.	497	163,210
Open Text Corp.	829	34,467
Oracle Corp.	768	81,362
Palo Alto Networks, Inc.(b)	445	94,958
Roper Technologies, Inc.	92	41,788
Sage Group PLC (The)	5,404	58,563
Salesforce, Inc.(b)	267	59,642
SAP SE	466	61,105
ServiceNow, Inc.(b)	214	116,583
Splunk, Inc.(b)	287	28,496
Synopsys, Inc.(b)	487	221,565
VMware, Inc. – Class A(b)	564	76,868
Workday, Inc. – Class A(b)	192	40,702

		2,105,537

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	814	144,282
Dell Technologies, Inc. – Class C	684	30,650
Hewlett Packard Enterprise Co.	1,521	21,933
HP, Inc.	1,289	37,458
Lumine Group, Inc.(a)(b)	159	2,343
NetApp, Inc.	541	35,895
Seagate Technology Holdings PLC	489	29,389
Topicus.com, Inc.(b)	98	6,953
Western Digital Corp.(b)	232	8,985

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Xerox Holdings Corp.	858	$12,072

		329,960

		5,481,381

Health Care – 2.6%
Biotechnology – 0.3%
AbbVie, Inc.	689	95,054
Alkermes PLC(b)	165	4,774
Amgen, Inc.	160	35,304
Biogen, Inc.(b)	84	24,898
BioMarin Pharmaceutical, Inc.(b)	170	14,780
Genmab A/S(b)	279	109,830
Gilead Sciences, Inc.	351	27,006
Grifols SA(b)	2,271	26,425
Idorsia Ltd.(b)	213	1,753
Incyte Corp.(b)	94	5,786
Regeneron Pharmaceuticals, Inc.(b)	33	24,274
Seagen, Inc.(b)	151	29,551
United Therapeutics Corp.(b)	108	22,652
Vertex Pharmaceuticals, Inc.(b)	123	39,799

		461,886

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	634	64,668
Alcon, Inc.	184	14,320
Align Technology, Inc.(b)	150	42,399
Arjo AB – Class B	2,759	10,768
Baxter International, Inc.	520	21,174
Becton Dickinson and Co.	181	43,759
Boston Scientific Corp.(b)	884	45,508
Coloplast A/S – Class B	742	93,630
Cooper Cos., Inc. (The)	123	45,698
Demant A/S(b)	2,432	92,587
DENTSPLY SIRONA, Inc.	494	17,843
Dexcom, Inc.(b)	860	100,844
Edwards Lifesciences Corp.(b)	480	40,430
Embecta Corp.	36	996
EssilorLuxottica SA	493	89,284
GE Healthcare, Inc.	33	2,624
Getinge AB – Class B	2,759	63,714
Hologic, Inc.(b)	564	44,494
IDEXX Laboratories, Inc.(b)	165	76,687
Intuitive Surgical, Inc.(b)	274	84,348
Koninklijke Philips NV	509	9,616
Medtronic PLC	341	28,221
ResMed, Inc.	389	81,997
Smith & Nephew PLC	4,175	62,551

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sonova Holding AG (REG)	435	$111,719
Stryker Corp.	243	66,966
Teleflex, Inc.	135	31,691
Zimmer Biomet Holdings, Inc.	187	23,813
Zimvie, Inc.(b)	18	180

		1,412,529

Health Care Providers & Services – 0.4%
AmerisourceBergen Corp.	241	41,006
Cardinal Health, Inc.	351	28,887
Centene Corp.(b)	478	29,832
Cigna Group (The)	246	60,863
CVS Health Corp.	580	39,457
DaVita, Inc.(b)	316	29,600
Elevance Health, Inc.	137	61,351
Fresenius Medical Care AG & Co. KGaA	755	32,320
Fresenius SE & Co. KGaA	693	19,004
HCA Healthcare, Inc.	257	67,897
Henry Schein, Inc.(b)	351	25,939
Humana, Inc.	84	42,157
Laboratory Corp. of America Holdings	203	43,144
McKesson Corp.	120	46,901
Patterson Cos., Inc.	519	13,593
Pediatrix Medical Group, Inc.(b)	318	4,229
Quest Diagnostics, Inc.	278	36,877
UnitedHealth Group, Inc.	155	75,522
Universal Health Services, Inc. – Class B	181	23,915

		722,494

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	408	47,193
Danaher Corp.	388	89,093
Eurofins Scientific SE	1,160	76,652
Illumina, Inc.(b)	91	17,895
IQVIA Holdings, Inc.(b)	323	63,602
Lonza Group AG (REG)	278	174,363
Mettler-Toledo International, Inc.(b)	52	68,737
QIAGEN NV(b)	1,521	68,889
Thermo Fisher Scientific, Inc.	173	87,964
Waters Corp.(b)	143	35,924

		730,312

Pharmaceuticals – 0.7%
AstraZeneca PLC	729	106,179
AstraZeneca PLC (Sponsored ADR)	246	17,978
Bausch Health Cos., Inc.(b)	417	3,422
Bayer AG (REG)	526	29,356
Bristol-Myers Squibb Co.	610	39,308
Eli Lilly & Co.	346	148,593

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Euroapi SA(b)	26	$273
GSK PLC	2,919	48,993
Hikma Pharmaceuticals PLC	2,641	59,031
Jazz Pharmaceuticals PLC(b)	111	14,226
Johnson & Johnson	277	42,952
Merck & Co., Inc.	431	47,587
Merck KGaA	536	93,619
Novartis AG (REG)	923	88,467
Novo Nordisk A/S – Class B	1,284	206,635
Organon & Co.	43	834
Orion Oyj – Class B	948	40,197
Perrigo Co. PLC	214	6,839
Pfizer, Inc.	1,008	38,324
Roche Holding AG (Genusschein)	268	85,360
Sanofi	604	61,624
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	18,755
UCB SA	558	48,731
Viatris, Inc.	638	5,838
Zoetis, Inc.	498	81,179

		1,334,300

		4,661,521

Industrials – 2.4%
Aerospace & Defense – 0.3%
Airbus SE	181	23,770
Babcock International Group PLC(b)	1,434	5,492
BAE Systems PLC	2,639	30,500
Boeing Co. (The)(b)	109	22,421
Bombardier, Inc. – Class B(b)	146	5,788
CAE, Inc.(b)	1,404	28,711
Dassault Aviation SA	110	18,658
General Dynamics Corp.	120	24,502
Howmet Aerospace, Inc.	412	17,613
Huntington Ingalls Industries, Inc.	90	18,124
L3Harris Technologies, Inc.	509	89,543
Leonardo SpA	684	7,361
Lockheed Martin Corp.	99	43,957
Melrose Industries PLC	2,943	17,317
Northrop Grumman Corp.	99	43,114
Raytheon Technologies Corp.	640	58,970
Rolls-Royce Holdings PLC(b)	5,507	9,838
Safran SA	174	25,273
Textron, Inc.	360	22,273
Thales SA	192	26,762
TransDigm Group, Inc.	46	35,588

		575,575

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	267	$25,242
Deutsche Post AG (REG)	500	22,547
DSV A/S	295	57,041
Expeditors International of Washington, Inc.	372	41,036
FedEx Corp.	94	20,490
International Distributions Services PLC	3,581	8,790
United Parcel Service, Inc. – Class B	235	39,245

		214,391

Building Products – 0.1%
A O Smith Corp.	355	22,699
Assa Abloy AB – Class B	848	18,859
Carrier Global Corp.	293	11,984
Cie de Saint-Gobain	254	14,106
Fortune Brands Innovations, Inc.	340	20,553
Geberit AG (REG)	50	26,527
Johnson Controls International PLC	512	30,566
Masco Corp.	530	25,610
Masterbrand, Inc.(b)	340	3,529
Otis Worldwide Corp.	146	11,608
Resideo Technologies, Inc.(b)	31	497
Trane Technologies PLC	234	38,196

		224,734

Commercial Services & Supplies – 0.2%
Cintas Corp.	193	91,123
G4S PLC(d)(e)	3,969	12,096
ISS A/S	413	7,855
Republic Services, Inc.	483	68,407
Securitas AB – Class B	2,207	16,310
Societe BIC SA	160	9,554
Stericycle, Inc.(b)	186	7,840
Waste Connections, Inc.	445	60,809
Waste Management, Inc.	458	74,160

		348,154

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	567	18,921
Bouygues SA	319	10,235
Eiffage SA	192	20,504
Epiroc AB – Class A	436	7,658
Epiroc AB – Class B	520	7,873
Ferrovial SA	1,093	33,913
Fluor Corp.(b)	358	9,509
HOCHTIEF AG	79	6,588
Orascom Construction PLC	173	628
Skanska AB – Class B	763	10,081

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SNC-Lavalin Group, Inc.	548	$12,797
Vinci SA	175	19,936

		158,643

Electrical Equipment – 0.2%
ABB Ltd. (REG)	788	28,783
Accelleron Industries AG	39	946
Acuity Brands, Inc.	70	10,548
AMETEK, Inc.	336	48,744
Eaton Corp. PLC	273	48,021
Emerson Electric Co.	344	26,722
Legrand SA	296	28,058
nVent Electric PLC	240	10,411
Prysmian SpA	537	19,973
Rockwell Automation, Inc.	117	32,596
Schneider Electric SE	198	34,254
Sensata Technologies Holding PLC	429	17,812
Siemens Energy AG(b)	59	1,501
Vestas Wind Systems A/S(b)	760	21,647

		330,016

Ground Transportation – 0.2%
Canadian National Railway Co.	330	37,208
Canadian Pacific Kansas City Ltd. (Canada)	700	53,339
Canadian Pacific Kansas City Ltd. (United States)	480	36,576
CSX Corp.	789	24,199
JB Hunt Transport Services, Inc.	219	36,566
Norfolk Southern Corp.	155	32,268
U-Haul Holding Co.(c)	47	2,480
U-Haul Holding Co. (Non voting)	423	19,581
Union Pacific Corp.	162	31,188

		273,405

Industrial Conglomerates – 0.1%
3M Co.	142	13,250
DCC PLC	173	9,914
General Electric Co.	99	10,052
Honeywell International, Inc.	189	36,212
Siemens AG (REG)	118	19,418
Smiths Group PLC	1,381	27,632

		116,478

Machinery – 0.4%
AGCO Corp.	248	27,349
Alfa Laval AB	849	30,587
Alstom SA	671	18,518
ANDRITZ AG	354	19,023
Atlas Copco AB – Class A	1,744	25,512

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Atlas Copco AB – Class B	2,080	$26,268
Caterpillar, Inc.	161	33,126
CNH Industrial NV	1,193	15,270
Cummins, Inc.	110	22,485
Daimler Truck Holding AG(b)	174	5,281
Deere & Co.	144	49,821
Dover Corp.	214	28,533
Electrolux Professional AB – Class B	748	3,736
Flowserve Corp.	299	9,732
Fortive Corp.	337	21,942
GEA Group AG	378	15,931
Husqvarna AB – Class B	2,521	18,690
Illinois Tool Works, Inc.	174	38,059
IMI PLC	1,187	23,589
Ingersoll Rand, Inc.	206	11,672
Iveco Group NV(b)	238	1,788
Kone Oyj – Class B	326	16,583
Metso Oyj	1,685	18,473
Middleby Corp. (The)(b)	125	16,500
PACCAR, Inc.	376	25,861
Parker-Hannifin Corp.	105	33,646
Pentair PLC	240	13,313
Sandvik AB	907	15,990
Schindler Holding AG	78	16,211
Schindler Holding AG (REG)	81	16,295
SKF AB – Class B	706	11,234
Snap-on, Inc.	116	28,868
Stanley Black & Decker, Inc.	164	12,295
Valmet Oyj	128	3,774
Volvo AB – Class B	910	16,818
Wartsila OYJ Abp	732	8,328
Weir Group PLC (The)	503	10,637
Westinghouse Air Brake Technologies Corp.	228	21,120
Xylem, Inc./NY	398	39,880

		772,738

Marine Transportation – 0.0%
AP Moller – Maersk A/S – Class A	10	16,822
AP Moller – Maersk A/S – Class B	9	15,147
Kuehne & Nagel International AG (REG)	139	39,628

		71,597

Passenger Airlines – 0.0%
American Airlines Group, Inc.(b)	253	3,739
Delta Air Lines, Inc.(b)	283	10,281
Deutsche Lufthansa AG (REG)(b)	1,312	12,910
easyJet PLC(b)	1,301	7,691

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

International Consolidated Airlines Group SA(b)	4,711	$9,104
Southwest Airlines Co.	264	7,886
United Airlines Holdings, Inc.(b)	157	7,452

		59,063

Professional Services – 0.5%
Adecco Group AG (REG)	233	6,962
Automatic Data Processing, Inc.	415	86,731
Broadridge Financial Solutions, Inc.	587	86,125
Bureau Veritas SA	963	24,473
Capita PLC(b)	1,612	671
CoStar Group, Inc.(b)	1,435	113,939
Equifax, Inc.	191	39,846
Experian PLC	1,125	39,693
Intertek Group PLC	254	13,135
Jacobs Solutions, Inc.	307	33,647
ManpowerGroup, Inc.	170	11,929
Paychex, Inc.	736	77,228
Randstad NV	258	12,656
RELX PLC (Amsterdam)	1,139	35,603
RELX PLC (London)	1,122	35,090
Robert Half International, Inc.	350	22,757
SGS SA (REG)	250	22,189
Thomson Reuters Corp.	598	76,042
Verisk Analytics, Inc.	318	69,677
Wolters Kluwer NV	490	55,970

		864,363

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	18,094
Ashtead Group PLC	560	34,201
Brenntag SE	322	25,323
Bunzl PLC	677	26,503
Fastenal Co.	755	40,657
Ferguson PLC	296	42,900
Finning International, Inc.	923	24,960
Rexel SA	970	19,913
Travis Perkins PLC	697	7,581
United Rentals, Inc.	97	32,378
WW Grainger, Inc.	98	63,604

		336,114

Transportation Infrastructure – 0.0%
Aena SME SA(a)	131	20,555
Aeroports de Paris(b)	132	20,119
Fraport AG Frankfurt Airport Services Worldwide(b)	264	13,473

30 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Getlink SE	1,705	$29,010

		83,157

		4,428,428

Consumer Staples – 2.2%
Beverages – 0.4%
Anheuser-Busch InBev SA/NV	336	17,924
Brown-Forman Corp. – Class B	776	47,933
Carlsberg AS – Class B	434	65,536
Coca-Cola Co. (The)	1,174	70,041
Coca-Cola Europacific Partners PLC	1,012	62,511
Coca-Cola HBC AG	1,304	38,740
Constellation Brands, Inc. – Class A	160	38,875
Diageo PLC	1,525	63,398
Heineken Holding NV	450	38,297
Heineken NV	502	50,792
Keurig Dr Pepper, Inc.	462	14,377
Molson Coors Beverage Co. – Class B	387	23,936
Monster Beverage Corp.(b)	1,264	74,096
PepsiCo, Inc.	422	76,952
Pernod Ricard SA	347	75,167
Remy Cointreau SA	337	51,963

		810,538

Consumer Staples Distribution & Retail – 0.6%
Alimentation Couche-Tard, Inc.	1,687	81,684
Carrefour SA	1,249	22,987
Casino Guichard Perrachon SA(b)	448	2,676
Costco Wholesale Corp.	252	128,913
Distribuidora Internacional de Alimentacion SA(b)	54,700	809
Dollar General Corp.	191	38,408
Dollar Tree, Inc.(b)	152	20,502
Empire Co., Ltd. – Class A	1,865	47,563
Etablissements Franz Colruyt NV	915	30,314
George Weston Ltd.	641	75,399
J Sainsbury PLC	10,711	36,097
Jeronimo Martins SGPS SA	2,095	50,629
Koninklijke Ahold Delhaize NV	1,925	61,027
Kroger Co. (The)	870	39,437
Loblaw Cos., Ltd.	968	84,635
Marks & Spencer Group PLC(b)	4,897	10,901
METRO AG(b)	963	7,491
Metro, Inc./CN	1,749	92,004
Rite Aid Corp.(b)	45	80
Sysco Corp.	677	47,356
Target Corp.	281	36,791

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tesco PLC	11,257	$36,579
Walgreens Boots Alliance, Inc.	396	12,026
Walmart, Inc.	579	85,038

		1,049,346

Food Products – 0.7%
Archer-Daniels-Midland Co.	757	53,482
Aryzta AG(b)	6,292	10,064
Associated British Foods PLC	933	21,218
Barry Callebaut AG (REG)	33	66,790
Bunge Ltd.	445	41,225
Campbell Soup Co.	639	32,301
Chocoladefabriken Lindt & Spruengli AG	9	107,851
Chocoladefabriken Lindt & Spruengli AG (REG)	1	121,016
Conagra Brands, Inc.	984	34,312
Danone SA	580	34,330
General Mills, Inc.	652	54,872
Hershey Co. (The)	379	98,426
Hormel Foods Corp.	965	36,911
Ingredion, Inc.	314	32,844
JM Smucker Co. (The)	307	45,003
Kellogg Co.	526	35,121
Kerry Group PLC – Class A	503	49,060
Kraft Heinz Co. (The)	443	16,932
McCormick & Co., Inc./MD	900	77,157
Mondelez International, Inc. – Class A	587	43,092
Mowi ASA	1,945	33,399
Nestle SA (REG)	608	72,070
Orkla ASA	3,826	27,541
Saputo, Inc.	1,144	29,597
Tate & Lyle PLC	4,015	39,256
Tyson Foods, Inc. – Class A	530	26,839

		1,240,709

Household Products – 0.2%
Church & Dwight Co., Inc.	819	75,717
Clorox Co. (The)	334	52,832
Colgate-Palmolive Co.	603	44,851
Edgewell Personal Care Co.	333	12,970
Essity AB – Class B	1,288	34,300
Henkel AG & Co. KGaA	338	24,284
Henkel AG & Co. KGaA (Preference Shares)	356	28,414
ICA Gruppen AB(d)	1,334	– 0	–
Kimberly-Clark Corp.	353	47,401
Procter & Gamble Co. (The)	596	84,930
Reckitt Benckiser Group PLC	499	38,803
Spectrum Brands Holdings, Inc.	293	21,157

		465,659

32 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Personal Care Products – 0.2%
Beiersdorf AG	471	$60,104
Coty, Inc. – Class A(b)	1,052	11,404
Estee Lauder Cos., Inc. (The) – Class A	427	78,581
Haleon PLC	3,649	14,434
L’Oreal SA	228	97,617
Unilever PLC (Amsterdam)	860	43,026
Unilever PLC (London)	811	40,578

		345,744

Tobacco – 0.1%
Altria Group, Inc.	530	23,543
British American Tobacco PLC	579	18,328
British American Tobacco PLC (Sponsored ADR)	321	10,179
Imperial Brands PLC	987	20,807
Philip Morris International, Inc.	357	32,133

		104,990

		4,016,986

Consumer Discretionary – 1.7%
Automobile Components – 0.1%
Aptiv PLC(b)	151	13,300
Autoliv, Inc.	143	11,654
BorgWarner, Inc.	338	14,984
Cie Generale des Etablissements Michelin SCA	796	22,714
Continental AG	107	7,142
Dowlais Group PLC	2,943	4,789
Faurecia SE (Milan)(b)	27	555
Faurecia SE (Paris)(b)	35	726
Goodyear Tire & Rubber Co. (The)(b)	408	5,602
Lear Corp.	99	12,143
Linamar Corp.	315	13,946
Magna International, Inc.	364	17,611
Nokian Renkaat Oyj	578	5,028
Schaeffler AG (Preference Shares)	1,288	7,880
Valeo	282	5,427
Vitesco Technologies Group AG – Class A(b)	21	1,368

		144,869

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	27,482
Bayerische Motoren Werke AG (Preference Shares)	288	29,650
Ferrari NV	303	86,732
Ford Motor Co.	1,377	16,524
General Motors Co.	434	14,066

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Harley-Davidson, Inc.	228	$7,093
Mercedes-Benz Group AG	349	26,089
Porsche Automobil Holding SE (Preference Shares)	377	20,999
Renault SA	203	6,818
Stellantis NV (France)	1,735	26,448
Stellantis NV (Italy)	1,290	19,658
Tesla, Inc.(b)	405	82,592
Volkswagen AG	151	22,851
Volkswagen AG (Preference Shares)	138	17,289

		404,291

Broadline Retail – 0.2%
Amazon.com, Inc.(b)	290	34,968
Canadian Tire Corp., Ltd. – Class A	150	18,018
Cie Financiere Richemont SA (REG)	285	45,376
Dollarama, Inc.	678	41,244
eBay, Inc.	856	36,414
Kohl’s Corp.	242	4,434
Macy’s, Inc.	349	4,743
MercadoLibre, Inc.(b)	67	83,013
Next PLC	400	31,647
Nordstrom, Inc.	248	3,794
Qurate Retail, Inc.(b)	603	501

		304,152

Distributors – 0.0%
Genuine Parts Co.	217	32,318
LKQ Corp.	438	23,104

		55,422

Diversified Consumer Services – 0.0%
H&R Block, Inc.	415	12,388
Pearson PLC	1,740	17,264

		29,652

Hotels, Restaurants & Leisure – 0.4%
Accor SA	515	17,150
Amadeus IT Group SA(b)	787	56,479
Aramark	587	23,175
Booking Holdings, Inc.(b)	8	20,070
Carnival Corp.(b)(c)	278	3,122
Carnival PLC(b)	409	4,022
Chipotle Mexican Grill, Inc.(b)	28	58,142
Compass Group PLC	1,758	48,177
Darden Restaurants, Inc.	184	29,168
Domino’s Pizza, Inc.	75	21,739
Expedia Group, Inc.(b)	107	10,241
Flutter Entertainment PLC(b)	226	44,387
Hilton Worldwide Holdings, Inc.	266	36,208

34 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

InterContinental Hotels Group PLC	470	$30,926
Las Vegas Sands Corp.(b)	238	13,121
Marriott International, Inc./MD – Class A	175	29,363
McDonald’s Corp.	162	46,188
MGM Resorts International	384	15,087
Norwegian Cruise Line Holdings Ltd.(b)	242	3,594
Restaurant Brands International, Inc.	334	24,250
Royal Caribbean Cruises Ltd.(b)	138	11,174
Sabre Corp.(b)(c)	1,210	3,751
Sodexo SA	224	24,252
Starbucks Corp.	333	32,514
Travel + Leisure Co.	138	5,033
TUI AG(b)	1,650	10,535
Whitbread PLC	756	31,009
Wyndham Hotels & Resorts, Inc.	138	9,418
Wynn Resorts Ltd.	89	8,784
Yum! Brands, Inc.	315	40,537

		711,616

Household Durables – 0.2%
Barratt Developments PLC	2,559	14,787
Berkeley Group Holdings PLC	507	24,815
DR Horton, Inc.	418	44,659
Electrolux AB – Class B	748	9,880
Garmin Ltd.	302	31,151
Leggett & Platt, Inc.	339	10,333
Lennar Corp. – Class A	277	29,672
Lennar Corp. – Class B(c)	5	473
Mohawk Industries, Inc.(b)	78	7,179
Newell Brands, Inc.(c)	305	2,535
Persimmon PLC	763	11,421
PulteGroup, Inc.	630	41,630
SEB SA	178	16,791
Taylor Wimpey PLC	9,372	13,349
Toll Brothers, Inc.	345	23,357
Whirlpool Corp.	83	10,731

		292,763

Leisure Products – 0.0%
Hasbro, Inc.	183	10,861
Mattel, Inc.(b)	529	9,210
Polaris, Inc.	124	13,356
Viaplay Group AB – Class B(b)	65	1,276

		34,703

Specialty Retail – 0.3%
Advance Auto Parts, Inc.	86	6,269
AutoNation, Inc.(b)	293	38,360
AutoZone, Inc.(b)	23	54,897

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bath & Body Works, Inc.	204	$7,189
Bed Bath & Beyond, Inc.(b)	330	82
Best Buy Co., Inc.	198	14,389
CarMax, Inc.(b)	138	9,965
CECONOMY AG(b)	963	2,237
Currys PLC	4,868	3,049
Dick’s Sporting Goods, Inc.	276	35,193
Dufry AG (REG)(b)	127	5,754
Foot Locker, Inc.(c)	203	5,140
Gap, Inc. (The)	426	3,416
H & M Hennes & Mauritz AB – Class B	936	11,695
Home Depot, Inc. (The)	122	34,581
Industria de Diseno Textil SA	757	25,326
Kingfisher PLC	6,282	18,069
Lowe’s Cos., Inc.	181	36,405
O’Reilly Automotive, Inc.(b)	59	53,295
Ross Stores, Inc.	225	23,314
Signet Jewelers Ltd.(c)	143	9,079
TJX Cos., Inc. (The)	528	40,545
Tractor Supply Co.	285	59,733
Ulta Beauty, Inc.(b)	45	18,442
Victoria’s Secret & Co.(b)(c)	68	1,389
Wickes Group PLC	782	1,187
Zalando SE(a)(b)	758	22,042

		541,042

Textiles, Apparel & Luxury Goods – 0.3%
adidas AG	138	22,436
Burberry Group PLC	981	26,309
Capri Holdings Ltd.(b)	237	8,319
Christian Dior SE	102	84,670
Gildan Activewear, Inc.	643	17,535
Hanesbrands, Inc.(c)	665	2,733
Hermes International	67	136,668
HUGO BOSS AG	261	17,778
Kering SA	75	40,100
Kontoor Brands, Inc.	41	1,606
Lululemon Athletica, Inc.(b)	181	60,079
LVMH Moet Hennessy Louis Vuitton SE	90	78,689
NIKE, Inc. – Class B	338	35,578
Pandora A/S	240	19,156
Puma SE	60	2,868
PVH Corp.	114	9,806
Ralph Lauren Corp.	189	20,093
Swatch Group AG (The)	56	16,689
Swatch Group AG (The) (REG)	301	16,918
Tapestry, Inc.	298	11,926
Under Armour, Inc. – Class A(b)	561	4,045

36 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Under Armour, Inc. – Class C(b)	621	$4,086
VF Corp.	288	4,959

		643,046

		3,161,556

Materials – 1.7%
Chemicals – 0.9%
Air Liquide SA	491	82,268
Air Products and Chemicals, Inc.	261	70,246
Akzo Nobel NV	408	30,754
Albemarle Corp.	273	52,834
Arkema SA	294	25,681
Axalta Coating Systems Ltd.(b)	1,074	31,157
BASF SE	444	21,116
Celanese Corp.	361	37,551
CF Industries Holdings, Inc.	596	36,660
Chr Hansen Holding A/S	469	34,129
Corteva, Inc.	350	18,721
Covestro AG(a)(b)	458	17,687
Croda International PLC	632	47,972
Dow, Inc.	350	17,073
DuPont de Nemours, Inc.	350	23,516
Eastman Chemical Co.	397	30,605
Ecolab, Inc.	416	68,661
EMS-Chemie Holding AG (REG)	47	36,439
Evonik Industries AG	1,232	24,746
FMC Corp.	371	38,614
Fuchs Petrolub SE	915	32,520
Givaudan SA (REG)	25	82,399
International Flavors & Fragrances, Inc.	266	20,559
Johnson Matthey PLC	1,127	24,286
K&S AG (REG)	1,009	16,235
Koninklijke DSM NV	642	78,265
LANXESS AG	442	15,899
Linde PLC	218	77,098
Livent Corp.(b)(c)	346	7,975
LyondellBasell Industries NV – Class A	322	27,544
Methanex Corp.	551	22,519
Mosaic Co. (The)	1,003	32,056
Novozymes A/S – Class B	559	27,017
Nutrien Ltd.	1,592	83,875
PPG Industries, Inc.	330	43,326
Sherwin-Williams Co. (The)	346	78,812
Sika AG (REG)	360	98,504
Solvay SA	330	34,526
Symrise AG	710	76,036
Umicore SA	1,130	31,414
Yara International ASA	866	32,361

		1,689,656

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction Materials – 0.1%
CRH PLC	1,075	$50,872
HeidelbergCement AG	356	25,538
Holcim AG	595	36,761
Imerys SA	563	20,099
Martin Marietta Materials, Inc.	118	46,969
Vulcan Materials Co.	196	38,318

		218,557

Containers & Packaging – 0.2%
Avery Dennison Corp.	489	78,793
Ball Corp.	901	46,095
CCL Industries, Inc. – Class B	895	41,701
Crown Holdings, Inc.	666	50,769
International Paper Co.	635	18,694
Packaging Corp. of America	339	42,046
Sealed Air Corp.	754	28,539
Westrock Co.	525	14,705

		321,342

Metals & Mining – 0.4%
Agnico Eagle Mines Ltd.	579	29,464
Alleima AB	181	743
Anglo American PLC	1,415	38,981
Antofagasta PLC	2,036	33,877
ArcelorMittal SA	987	24,620
Arconic Corp.(b)	103	2,978
Barrick Gold Corp. (London)	1,911	32,749
Barrick Gold Corp. (Toronto)	1,182	19,974
BHP Group Ltd.	1,449	39,727
Boliden AB	977	29,849
Eldorado Gold Corp.(b)	713	6,734
First Quantum Minerals Ltd.	1,601	33,541
Franco-Nevada Corp.	369	53,625
Freeport-McMoRan, Inc.	1,302	44,711
Fresnillo PLC	1,276	10,263
Glencore PLC	5,705	29,176
Kinross Gold Corp.	3,365	15,865
Newmont Corp. (New York)	693	28,101
Newmont Corp. (Toronto)	526	21,315
Norsk Hydro ASA	4,362	26,400
Nucor Corp.	455	60,087
Pan American Silver Corp.	575	8,764
Rio Tinto PLC	669	39,532
Teck Resources Ltd. – Class B	1,326	51,760
thyssenkrupp AG	1,007	6,949
voestalpine AG	636	19,748
Wheaton Precious Metals Corp.	935	42,373

		751,906

38 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.1%
Mondi PLC	1,889	$29,283
Stora Enso Oyj – Class R	2,477	31,424
Svenska Cellulosa AB SCA – Class B	1,288	17,125
Sylvamo Corp.	57	2,247
UPM-Kymmene Oyj	1,348	40,523
West Fraser Timber Co., Ltd.	532	35,902

		156,504

		3,137,965

Utilities – 1.7%
Electric Utilities – 0.9%
Alliant Energy Corp.	824	42,403
American Electric Power Co., Inc.	527	43,804
Constellation Energy Corp.	248	20,837
Duke Energy Corp.	432	38,573
Edison International	398	26,873
EDP – Energias de Portugal SA	19,584	95,666
Electricite de France SA(d)(e)	4,118	52,821
Emera, Inc.	1,250	51,538
Endesa SA	3,408	73,904
Enel SpA	10,639	66,962
Entergy Corp.	440	43,208
Evergy, Inc.	486	28,115
Eversource Energy	570	39,461
Exelon Corp.	745	29,539
FirstEnergy Corp.	957	35,782
Fortis, Inc./Canada	1,331	55,985
Fortum Oyj	4,004	53,352
Hydro One Ltd.(a)	1,791	51,045
Iberdrola SA	9,065	110,700
NextEra Energy, Inc.	1,078	79,190
OGE Energy Corp.	986	34,786
Orsted AS(a)	1,497	131,717
Pinnacle West Capital Corp.	376	29,057
PPL Corp.	895	23,449
Red Electrica Corp. SA	3,748	63,560
Southern Co. (The)	698	48,686
SSE PLC	3,489	81,834
Terna – Rete Elettrica Nazionale	13,636	114,573
Xcel Energy, Inc.	595	38,848

		1,606,268

Gas Utilities – 0.2%
AltaGas Ltd.	1,538	26,081
Atmos Energy Corp.	430	49,571
Enagas SA	3,496	66,800
Naturgy Energy Group SA	2,625	74,922

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Snam SpA	22,765	$119,333
UGI Corp.	658	18,404

		355,111

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	2,023	39,934
Orron Energy AB(b)	2,787	2,845
RWE AG	2,734	114,492

		157,271

Multi-Utilities – 0.4%
Ameren Corp.	581	47,102
Atco Ltd./Canada – Class I	832	25,576
Canadian Utilities Ltd. – Class A	1,466	39,363
CenterPoint Energy, Inc.	1,060	29,903
Centrica PLC	23,244	34,076
CMS Energy Corp.	767	44,471
Consolidated Edison, Inc.	433	40,399
Dominion Energy, Inc.	657	33,034
DTE Energy Co.	343	36,907
E.ON SE	6,694	81,153
Engie SA	3,398	51,094
National Grid PLC	4,604	63,430
NiSource, Inc.	1,304	35,065
Public Service Enterprise Group, Inc.	593	35,432
Sempra Energy	273	39,184
Veolia Environnement SA	3,120	92,112
WEC Energy Group, Inc.	527	46,033

		774,334

Water Utilities – 0.1%
American Water Works Co., Inc.	434	62,691
Severn Trent PLC	2,353	81,288
United Utilities Group PLC	6,181	77,951

		221,930

		3,114,914

Energy – 1.1%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	379	10,328
ChampionX Corp.	107	2,703
Core Laboratories, Inc.(c)	140	3,062
Halliburton Co.	373	10,686
Helmerich & Payne, Inc.	245	7,566
NOV, Inc.	425	5,980
Petrofac Ltd.(b)	6,919	6,085
Saipem SpA(b)	1,728	2,195
Schlumberger NV	303	12,977

40 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Shell PLC	6,226	$171,171
Tenaris SA	3,797	47,135

		279,888

Oil, Gas & Consumable Fuels – 1.0%
Aker BP ASA	2,650	57,454
Antero Resources Corp.(b)	635	12,960
APA Corp.	303	9,629
ARC Resources Ltd.	2,076	25,019
BP PLC	13,599	76,400
Cameco Corp.	1,364	37,971
Canadian Natural Resources Ltd.	517	27,851
Cenovus Energy, Inc.	2,518	40,232
Cheniere Energy, Inc.	304	42,490
Chevron Corp.	285	42,927
ConocoPhillips	533	52,927
Coterra Energy, Inc.	1,044	24,273
Crescent Point Energy Corp.	1,182	7,453
Devon Energy Corp.	334	15,397
Diamondback Energy, Inc.	143	18,182
DTE Midstream LLC	171	7,774
Enbridge, Inc.	657	23,129
Eni SpA	4,936	65,682
EOG Resources, Inc.	182	19,527
EQT Corp.	269	9,353
Equinor ASA	4,590	116,508
Equitrans Midstream Corp.	215	1,834
Exxon Mobil Corp.	356	36,376
Galp Energia SGPS SA	4,711	49,889
Hess Corp.	282	35,721
HF Sinclair Corp.	509	21,093
Imperial Oil Ltd.	767	34,816
Keyera Corp.	865	19,307
Kinder Morgan, Inc.	940	15,143
Koninklijke Vopak NV	1,705	59,927
Marathon Oil Corp.	695	15,401
Marathon Petroleum Corp.	703	73,752
Murphy Oil Corp.	457	15,904
Neste Oyj	4,680	176,817
Occidental Petroleum Corp.	432	24,909
OMV AG	1,553	69,370
ONEOK, Inc.	351	19,888
Ovintiv, Inc. (New York)	199	6,581
Ovintiv, Inc. (Toronto)	201	6,644
Pembina Pipeline Corp.	1,065	32,244
Peyto Exploration & Development Corp.	819	6,606
Phillips 66	303	27,758
Pioneer Natural Resources Co.	135	26,924

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PrairieSky Royalty Ltd.	941	$15,791
Range Resources Corp.	470	12,864
Southwestern Energy Co.(b)	1,190	5,676
Suncor Energy, Inc.	741	20,759
Targa Resources Corp.	310	21,096
TC Energy Corp.	722	28,104
Thungela Resources Ltd.	141	984
TotalEnergies SE	1,632	92,095
Tourmaline Oil Corp.	766	32,023
Valero Energy Corp.	309	33,075
Vermilion Energy, Inc.	460	5,005
Vitesse Energy, Inc.	86	1,986
Williams Cos., Inc. (The)	525	15,047
Woodside Energy Group Ltd.	261	5,763

		1,800,310

		2,080,198

Communication Services – 0.9%
Diversified Telecommunication Services – 0.4%
Altice USA, Inc. – Class A(b)	713	1,825
AT&T, Inc.	1,386	21,802
BCE, Inc.	1,516	68,390
BT Group PLC	7,665	14,002
Charter Communications, Inc. – Class A(b)	41	13,372
Comcast Corp. – Class A	412	16,212
Deutsche Telekom AG (REG)	2,256	50,051
Elisa Oyj	1,116	62,514
Eutelsat Communications SA	1,132	7,205
Koninklijke KPN NV	12,242	42,115
Liberty Global PLC – Class A(b)	406	6,618
Liberty Global PLC – Class C(b)	905	15,403
Liberty Latin America Ltd. – Class C(b)(c)	594	4,336
Lumen Technologies, Inc.	1,919	3,800
Orange SA	2,176	25,989
Proximus SADP	1,770	13,738
Sirius XM Holdings, Inc.(c)	2,316	8,245
Swisscom AG (REG)	114	72,219
Telecom Italia SpA/Milano(b)	31,583	8,395
Telecom Italia SpA/Milano (Savings Shares)(b)	39,625	10,282
Telefonica Deutschland Holding AG	7,772	21,913
Telefonica SA	3,993	17,005
Telenet Group Holding NV	522	11,142
Telenor ASA	2,325	23,908
Telia Co. AB	12,753	29,739
TELUS Corp.	3,342	63,320
United Internet AG (REG)	623	8,975
Verizon Communications, Inc.	848	30,214

		672,729

42 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Entertainment – 0.1%
Activision Blizzard, Inc.	420	$33,684
Bollore SE	3,319	21,295
Electronic Arts, Inc.	247	31,616
Modern Times Group MTG AB – Class B	90	571
Netflix, Inc.(b)	64	25,295
Universal Music Group NV	1,098	21,781
Walt Disney Co. (The)(b)	537	47,234
Warner Bros Discovery, Inc.(b)	1,554	17,529

		199,005

Interactive Media & Services – 0.2%
Adevinta ASA(b)	2,027	14,185
Alphabet, Inc. – Class A(b)	780	95,838
Alphabet, Inc. – Class C(b)	760	93,761
Auto Trader Group PLC(a)	4,579	35,936
Cars.com, Inc.(b)	141	2,489
Meta Platforms, Inc. – Class A(b)	193	51,091
TripAdvisor, Inc.(b)	213	3,314

		296,614

Media – 0.1%
DISH Network Corp. – Class A(b)	148	952
Fox Corp. – Class A	169	5,273
Fox Corp. – Class B	170	4,966
Interpublic Group of Cos., Inc. (The)	696	25,884
ITV PLC	7,799	6,778
JCDecaux SA(b)	889	18,077
Lagardere SA	819	18,339
Liberty Broadband Corp. – Class C(b)	173	12,819
Liberty Media Corp.-Liberty SiriusXM – Class A(b)	472	13,207
Liberty Media Corp.-Liberty SiriusXM – Class C(b)	427	11,939
Loyalty Ventures, Inc.(b)	43	– 0	–
News Corp. – Class A	1,255	22,979
Omnicom Group, Inc.	230	20,284
Paramount Global – Class B	414	6,297
ProSiebenSat.1 Media SE	638	5,187
Publicis Groupe SA	351	26,068
RTL Group SA	319	12,443
Schibsted ASA – Class A	973	18,445
Schibsted ASA – Class B	1,054	19,022
SES SA	1,380	8,195
TEGNA, Inc.	425	6,583
Vivendi SE	1,098	9,755
WPP PLC	1,472	15,646

		289,138

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA(b)	591	$9,932
Rogers Communications, Inc. – Class B	1,096	48,321
T-Mobile US, Inc.(b)	485	66,566
Tele2 AB – Class B	4,849	44,124
Vodafone Group PLC	17,886	17,009

		185,952

		1,643,438

Real Estate – 0.7%
Diversified REITs – 0.1%
British Land Co. PLC (The)	5,156	22,063
H&R Real Estate Investment Trust	1,821	13,589
ICADE	547	21,840
Land Securities Group PLC	3,092	23,229

		80,721

Health Care REITs – 0.0%
Healthpeak Properties, Inc.	572	11,417
Ventas, Inc.	306	13,201
Welltower, Inc.	310	23,129

		47,747

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	853	14,160

Industrial REITs – 0.1%
Prologis, Inc.	1,013	126,169
Segro PLC	5,086	50,555

		176,724

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	185	20,990
Boston Properties, Inc.	180	8,761
Covivio SA/France	424	20,820
Gecina SA	296	30,402
JBG SMITH Properties	116	1,642
Orion Office REIT, Inc.	58	322
SL Green Realty Corp.(c)	178	4,117
Vornado Realty Trust	232	3,146

		90,200

Real Estate Management & Development – 0.1%
CBRE Group, Inc. – Class A(b)	469	35,138
Deutsche Wohnen SE	1,099	21,891
Digitalbridge Group, Inc.(c)	392	4,884
First Capital Real Estate Investment Trust	1,287	14,136
Jones Lang LaSalle, Inc.(b)	124	17,402

44 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Swiss Prime Site AG (REG)	732	$61,912
Unibail-Rodamco-Westfield(b)	156	7,177
Vonovia SE	1,666	30,653
Zillow Group, Inc. – Class C(b)	424	19,339

		212,532

Residential REITs – 0.1%
AvalonBay Communities, Inc.	117	20,356
Camden Property Trust	236	24,655
Equity Residential	320	19,456
Essex Property Trust, Inc.	92	19,877
Mid-America Apartment Communities, Inc.	243	35,736
UDR, Inc.	600	23,802

		143,882

Retail REITs – 0.1%
Brixmor Property Group, Inc.	550	11,017
Federal Realty Investment Trust	141	12,436
Hammerson PLC	28,225	8,707
Kimco Realty Corp.	735	13,509
Klepierre SA	1,062	24,133
Macerich Co. (The)	259	2,497
NNN REIT, Inc.	432	18,377
Primaris Real Estate Investment Trust	455	4,220
Realty Income Corp.	581	34,535
Regency Centers Corp.	332	18,682
RioCan Real Estate Investment Trust	1,552	22,888
Simon Property Group, Inc.	99	10,410
SmartCentres Real Estate Investment Trust	809	15,101

		196,512

Specialized REITs – 0.1%
American Tower Corp.	177	32,646
Crown Castle, Inc.	247	27,963
Digital Realty Trust, Inc.	189	19,365
Equinix, Inc.	45	33,550
Extra Space Storage, Inc.	244	35,202
Iron Mountain, Inc.	572	30,556
Public Storage	101	28,613
SBA Communications Corp.	140	31,049
Weyerhaeuser Co.	555	15,906

		254,850

		1,217,328

Total Common Stocks (cost $24,372,743)		39,018,642

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 7.3%
Funds and Investment Trusts – 7.3%(f)
Altaba, Inc.(d)(e)		1,120	$	– 0	–
iShares Russell 1000 Value ETF – Class E		41,760		6,206,371
iShares Russell 2000 Value ETF(c)		20,070		2,631,779
VanEck JPMorgan EM Local Currency Bond ETF – Class E(c)		98,020		2,450,500
Vanguard Real Estate ETF(c)		24,660		1,972,800

Total Investment Companies (cost $13,738,488)				13,261,450

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,172,840)	U.S.$	1,174		1,151,107

		Shares
WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023(b)		10		3

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(b)		100		1,123
Occidental Petroleum Corp., expiring 08/03/2027(b)		54		1,927

				3,050

				3,053

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(b)		570		704

Total Warrants (cost $677)				3,757

46 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
Qurate Retail, Inc. 8.00%(c)	18	$587

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25%(c)	14	211

Total Preferred Stocks (cost $4,849)		798

SHORT-TERM INVESTMENTS – 18.3%
Investment Companies – 18.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(f)(g)(h) (cost $33,403,505)	33,403,505	33,403,505

Total Investments Before Security Lending Collateral for Securities Loaned – 92.9% (cost $158,417,271)		169,804,066

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(f)(g)(h) (cost $2,707,264)	2,707,264	2,707,264

Total Investments – 94.4% (cost $161,124,535)		172,511,330
Other assets less liabilities – 5.6%		10,274,585

Net Assets – 100.0%		$182,785,915

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	45	September 2023	$3,236,400	$(215,846)
Canadian 10 Yr Bond Futures	107	September 2023	9,747,838	(4,987)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Coffee ‘C’ Futures	17	September 2023	$1,121,044	$(47,069)
Coffee Robusta Futures	15	July 2023	383,400	25,756
Copper Futures	21	September 2023	1,918,088	(122,208)
Corn Futures	75	December 2023	1,956,563	(29,996)
Cotton No.2 Futures	17	December 2023	675,495	(12,422)
Euro STOXX 50 Index Futures	46	June 2023	2,073,474	(13,645)
Euro-Bund Futures	24	June 2023	3,490,173	125,421
FTSE 100 Index Futures	16	June 2023	1,483,186	(40,447)
Gasoline RBOB Futures	8	August 2023	775,622	(27,549)
Gold 100 OZ Futures	40	August 2023	7,928,400	8,297
Hang Seng Index Futures	7	June 2023	813,491	(20,106)
KC HRW Wheat Futures	20	December 2023	781,000	15,151
Lean Hogs Futures	23	August 2023	753,020	(115,132)
Live Cattle Futures	14	October 2023	961,940	23,653
LME Lead Futures	5	September 2023	251,719	(15,860)
LME Nickel Futures	5	September 2023	619,110	(99,766)
LME Primary Aluminum Futures	28	September 2023	1,578,136	(69,755)
LME Zinc Futures	12	September 2023	675,150	(129,939)
Long Gilt Futures	50	September 2023	6,020,095	35,348
Low SU Gasoil Futures	13	September 2023	856,700	(39,240)
MSCI Emerging Markets Futures	195	June 2023	9,328,800	(25,347)
MSCI Singapore IX ETS Futures	29	June 2023	609,787	(13,963)
Natural Gas Futures	58	August 2023	1,367,640	(288,541)
NY Harbor ULSD Futures	8	August 2023	760,066	(42,147)
OMXS 30 Index Futures	15	June 2023	309,522	(1,813)
Platinum Futures	5	July 2023	249,750	2,336
S&P 500 E-Mini Futures	48	June 2023	10,057,200	245,382
S&P Mid 400 E-Mini Futures	2	June 2023	481,800	(6,947)
Silver Futures	12	July 2023	1,415,220	(150,571)
Soybean Futures	27	November 2023	1,547,775	(145,176)
Soybean Meal Futures	23	December 2023	839,500	(88,677)
Soybean Oil Futures	31	December 2023	858,390	(63,242)
SPI 200 Futures	20	June 2023	2,309,098	19,608
Sugar 11 (World) Futures	37	September 2023	1,025,226	272,577
TOPIX Index Futures	46	June 2023	7,019,271	375,024
U.S. T-Note 5 Yr (CBT) Futures	97	September 2023	10,580,578	(1,773)
U.S. T-Note 10 Yr (CBT) Futures	424	September 2023	48,534,750	115,886
Wheat Futures (CBT)	31	December 2023	971,462	(47,935)
WTI Crude Futures	13	June 2023	885,170	(157,191)
WTI Crude Futures	37	August 2023	2,521,180	(224,330)

Sold Contracts
Bloomberg Commodity Index	1,182	June 2023	11,578,872	434,658
E-Mini Russell 2000 Index	8	June 2023	700,720	8,650
Japan 10 Yr Bond (OSE) Futures	196	June 2023	20,906,198	(115,887)
Nikkei 225 (CME) Futures	1	June 2023	153,950	(21,550)
S&P TSX 60 Index Futures	13	June 2023	2,253,525	22,674
TOPIX Index Futures	3	June 2023	457,779	(24,489)
U.S. T-Note 5 Yr (CBT) Futures	97	September 2023	10,580,578	9,868

				$(683,257)

48 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	10,645	USD	2,125	06/02/2023	$27,205
Bank of America, NA	BRL	7,621	USD	1,496	06/02/2023	(6,662)
Bank of America, NA	USD	2,089	BRL	10,645	06/02/2023	9,306
Bank of America, NA	USD	1,522	BRL	7,621	06/02/2023	(19,876)
Bank of America, NA	CAD	1,120	USD	831	06/09/2023	6,064
Bank of America, NA	JPY	333,169	USD	2,507	06/15/2023	110,739
Bank of America, NA	TWD	114,558	USD	3,754	06/15/2023	24,419
Bank of America, NA	USD	7,625	JPY	1,013,481	06/15/2023	(336,861)
Bank of America, NA	USD	1,530	TWD	46,483	06/15/2023	(16,729)
Bank of America, NA	EUR	1,781	NOK	21,137	06/21/2023	(31)
Bank of America, NA	SEK	8,546	USD	832	06/21/2023	43,788
Bank of America, NA	INR	72,688	USD	879	06/22/2023	101
Bank of America, NA	INR	84,308	USD	1,016	06/22/2023	(2,340)
Bank of America, NA	USD	249	INR	20,351	06/22/2023	(2,672)
Bank of America, NA	USD	2,141	NZD	3,447	06/22/2023	(64,571)
Bank of America, NA	ZAR	10,255	USD	531	06/22/2023	11,742
Bank of America, NA	NZD	962	USD	582	06/23/2023	2,591
Bank of America, NA	BRL	13,738	USD	2,710	07/05/2023	16,369
Bank of America, NA	USD	1,232	BRL	6,227	07/05/2023	(10,833)
Bank of America, NA	CNH	39,243	USD	5,578	07/07/2023	47,112
Bank of America, NA	USD	769	CNH	5,404	07/07/2023	(7,742)
Bank of America, NA	IDR	10,027,954	USD	682	07/12/2023	13,562
Bank of America, NA	USD	1,902	IDR	28,279,212	07/12/2023	(16,906)
Bank of America, NA	CLP	274,404	USD	340	07/13/2023	2,789
Bank of America, NA	PEN	23,572	USD	6,390	07/13/2023	(9,657)
Bank of America, NA	USD	339	CLP	274,137	07/13/2023	(2,946)
Bank of America, NA	USD	1,312	PEN	4,840	07/13/2023	1,983
Bank of America, NA	USD	2,008	PEN	7,367	07/13/2023	(7,868)
Bank of America, NA	CZK	64,223	USD	3,011	07/20/2023	122,689
Bank of America, NA	USD	4,029	HUF	1,403,095	07/20/2023	(35,101)
Bank of America, NA	GBP	1,779	USD	2,216	07/21/2023	1,294
Bank of America, NA	USD	3,124	GBP	2,507	07/21/2023	(1,824)
Bank of America, NA	KRW	2,523,836	USD	1,907	07/27/2023	(6,524)
Bank of America, NA	USD	765	KRW	1,014,446	07/27/2023	4,328
Bank of America, NA	USD	856	PHP	47,804	07/27/2023	(9,056)
Bank of America, NA	EUR	1,753	USD	1,897	07/31/2023	16,391
Barclays Bank PLC	BRL	986	USD	197	06/02/2023	2,357
Barclays Bank PLC	USD	193	BRL	986	06/02/2023	862
Barclays Bank PLC	USD	652	CAD	873	06/09/2023	(8,933)
Barclays Bank PLC	AUD	3,284	USD	2,202	06/15/2023	65,325
Barclays Bank PLC	USD	1,443	AUD	2,171	06/15/2023	(30,311)
Barclays Bank PLC	SEK	21,835	EUR	1,881	06/21/2023	(1,807)
Barclays Bank PLC	USD	2,212	SEK	23,303	06/21/2023	(62,697)
Barclays Bank PLC	MYR	13,507	USD	3,007	06/22/2023	77,365
Barclays Bank PLC	USD	2,284	INR	188,438	06/22/2023	(6,750)
Barclays Bank PLC	USD	937	MYR	4,260	06/22/2023	(12,608)
Barclays Bank PLC	USD	2,289	NZD	3,687	06/23/2023	(68,603)
Barclays Bank PLC	IDR	1,430,605	USD	96	07/12/2023	501
Barclays Bank PLC	COP	815,528	USD	176	07/13/2023	(5,307)
Barclays Bank PLC	PLN	14,969	USD	3,583	07/20/2023	58,072
Barclays Bank PLC	USD	1,036	PLN	4,328	07/20/2023	(16,791)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	778	PHP	43,871	07/27/2023	$(161)
BNP Paribas SA	BRL	6,227	USD	1,222	06/02/2023	(5,444)
BNP Paribas SA	USD	1,221	BRL	6,227	06/02/2023	6,048
BNP Paribas SA	USD	1,472	PHP	81,517	07/27/2023	(27,309)
Citibank, NA	USD	560	AUD	860	06/15/2023	(100)
Citibank, NA	CHF	1,663	USD	1,856	07/21/2023	19,365
Deutsche Bank AG	TWD	68,806	USD	2,237	06/15/2023	(3,869)
Deutsche Bank AG	SEK	36,408	EUR	3,178	06/21/2023	42,340
Deutsche Bank AG	USD	374	INR	30,841	06/22/2023	(1,082)
Deutsche Bank AG	USD	1,019	ZAR	18,714	06/22/2023	(72,123)
Deutsche Bank AG	ZAR	12,366	USD	638	06/22/2023	12,317
Deutsche Bank AG	USD	1,441	CNH	10,188	07/07/2023	(4,673)
Deutsche Bank AG	IDR	12,471,468	USD	832	07/12/2023	1,186
Deutsche Bank AG	PEN	2,054	USD	554	07/13/2023	(3,620)
Deutsche Bank AG	USD	956	CLP	772,856	07/13/2023	(6,790)
Deutsche Bank AG	USD	392	COP	1,803,016	07/13/2023	8,691
Deutsche Bank AG	USD	520	COP	2,319,851	07/13/2023	(3,517)
Deutsche Bank AG	USD	1,222	MXN	21,668	07/13/2023	(7,625)
Deutsche Bank AG	PHP	273,277	USD	4,936	07/27/2023	92,205
Deutsche Bank AG	USD	556	PHP	30,822	07/27/2023	(9,774)
Deutsche Bank AG	USD	2,954	EUR	2,707	07/31/2023	(50,469)
Goldman Sachs Bank USA	USD	468	BRL	2,361	06/02/2023	(2,780)
Goldman Sachs Bank USA	CAD	7,663	USD	5,691	06/09/2023	45,158
Goldman Sachs Bank USA	CAD	5,596	USD	4,103	06/09/2023	(19,977)
Goldman Sachs Bank USA	USD	5,630	CAD	7,679	06/09/2023	27,415
Goldman Sachs Bank USA	AUD	1,786	USD	1,189	06/15/2023	26,901
Goldman Sachs Bank USA	EUR	1,403	NOK	16,529	06/21/2023	(10,825)
Goldman Sachs Bank USA	INR	195,331	USD	2,365	06/22/2023	4,646
Goldman Sachs Bank USA	USD	2,360	INR	194,905	06/22/2023	(4,636)
Goldman Sachs Bank USA	PEN	470	USD	127	07/13/2023	(196)
Goldman Sachs Bank USA	EUR	1,753	USD	1,929	07/31/2023	49,240
HSBC Bank USA	CAD	1,084	USD	797	06/09/2023	(1,895)
JPMorgan Chase Bank, NA	BRL	4,578	USD	927	06/02/2023	24,631
JPMorgan Chase Bank, NA	USD	898	BRL	4,578	06/02/2023	4,002
JPMorgan Chase Bank, NA	AUD	870	USD	578	06/15/2023	12,177
JPMorgan Chase Bank, NA	TWD	29,185	USD	965	06/15/2023	14,892
JPMorgan Chase Bank, NA	USD	5,096	TWD	155,270	06/15/2023	(39,827)
JPMorgan Chase Bank, NA	INR	28,506	USD	346	06/22/2023	1,978
JPMorgan Chase Bank, NA	USD	1,144	INR	94,662	06/22/2023	145
JPMorgan Chase Bank, NA	USD	542	COP	2,489,548	07/13/2023	11,528
JPMorgan Chase Bank, NA	HUF	345,664	USD	988	07/20/2023	3,543
JPMorgan Chase Bank, NA	CHF	1,096	USD	1,216	07/21/2023	6,514
JPMorgan Chase Bank, NA	KRW	271,734	USD	204	07/27/2023	(1,903)
JPMorgan Chase Bank, NA	PHP	20,073	USD	358	07/27/2023	2,340
JPMorgan Chase Bank, NA	USD	1,633	PHP	91,952	07/27/2023	(3,523)
Morgan Stanley Capital Services, Inc.	USD	4,830	AUD	7,239	06/15/2023	(118,898)
Morgan Stanley Capital Services, Inc.	NOK	68,551	USD	6,469	06/21/2023	287,699
Morgan Stanley Capital Services, Inc.	SEK	14,244	USD	1,387	06/21/2023	72,956
Morgan Stanley Capital Services, Inc.	USD	2,936	NOK	30,835	06/21/2023	(155,137)

50 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	5,592	SEK	57,802	06/21/2023	$(259,732)
Morgan Stanley Capital Services, Inc.	INR	32,383	USD	395	06/22/2023	3,563
Morgan Stanley Capital Services, Inc.	MYR	9,501	USD	2,134	06/22/2023	73,157
Morgan Stanley Capital Services, Inc.	USD	745	INR	61,053	06/22/2023	(7,426)
Morgan Stanley Capital Services, Inc.	USD	3,237	MYR	14,346	06/22/2023	(125,459)
Morgan Stanley Capital Services, Inc.	NZD	3,424	USD	2,136	06/23/2023	74,227
Morgan Stanley Capital Services, Inc.	CNH	37,604	USD	5,490	07/07/2023	190,262
Morgan Stanley Capital Services, Inc.	IDR	36,029,625	USD	2,434	07/12/2023	32,379
Morgan Stanley Capital Services, Inc.	USD	5,285	IDR	79,586,909	07/12/2023	19,945
Morgan Stanley Capital Services, Inc.	CLP	1,842,595	USD	2,319	07/13/2023	57,193
Morgan Stanley Capital Services, Inc.	COP	5,808,488	USD	1,259	07/13/2023	(32,986)
Morgan Stanley Capital Services, Inc.	MXN	45,950	USD	2,529	07/13/2023	(46,699)
Morgan Stanley Capital Services, Inc.	USD	410	CLP	326,044	07/13/2023	(10,120)
Morgan Stanley Capital Services, Inc.	USD	2,264	COP	10,445,038	07/13/2023	59,317
Morgan Stanley Capital Services, Inc.	USD	3,791	MXN	68,888	07/13/2023	70,011
Morgan Stanley Capital Services, Inc.	USD	425	PEN	1,574	07/13/2023	2,487
Morgan Stanley Capital Services, Inc.	CZK	28,085	USD	1,281	07/20/2023	18,310
Morgan Stanley Capital Services, Inc.	USD	502	CZK	11,019	07/20/2023	(6,209)
Morgan Stanley Capital Services, Inc.	USD	2,271	PLN	9,529	07/20/2023	(27,408)
Morgan Stanley Capital Services, Inc.	CHF	5,084	USD	5,697	07/21/2023	83,997
Morgan Stanley Capital Services, Inc.	GBP	684	USD	851	07/21/2023	(625)
Morgan Stanley Capital Services, Inc.	USD	6,650	CHF	5,934	07/21/2023	(98,051)
Morgan Stanley Capital Services, Inc.	USD	793	GBP	638	07/21/2023	866
Morgan Stanley Capital Services, Inc.	KRW	152,152	USD	116	07/27/2023	612
Morgan Stanley Capital Services, Inc.	KRW	146,719	USD	110	07/27/2023	(1,082)
Morgan Stanley Capital Services, Inc.	USD	161	KRW	211,869	07/27/2023	41

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	CAD	5,108	USD	3,781	06/09/2023	$17,430
State Street Bank & Trust Co.	USD	1,853	CAD	2,522	06/09/2023	5,106
State Street Bank & Trust Co.	AUD	216	USD	144	06/15/2023	3,592
State Street Bank & Trust Co.	USD	1,188	AUD	1,785	06/15/2023	(25,952)
State Street Bank & Trust Co.	USD	74	JPY	9,813	06/15/2023	(3,218)
State Street Bank & Trust Co.	SEK	4,416	USD	430	06/21/2023	22,515
State Street Bank & Trust Co.	USD	121	NZD	196	06/22/2023	(3,642)
State Street Bank & Trust Co.	USD	304	ZAR	5,561	06/22/2023	(22,405)
State Street Bank & Trust Co.	ZAR	5,091	USD	258	06/22/2023	(33)
State Street Bank & Trust Co.	CNH	6,832	USD	997	07/07/2023	34,245
State Street Bank & Trust Co.	USD	813	CNH	5,561	07/07/2023	(29,406)
State Street Bank & Trust Co.	THB	289,750	USD	8,515	07/13/2023	154,451
State Street Bank & Trust Co.	USD	6,851	THB	232,156	07/13/2023	(152,235)
State Street Bank & Trust Co.	HUF	204,435	USD	590	07/20/2023	8,207
State Street Bank & Trust Co.	HUF	796,474	USD	2,260	07/20/2023	(7,136)
State Street Bank & Trust Co.	USD	1,040	CZK	22,482	07/20/2023	(29,202)
State Street Bank & Trust Co.	USD	473	PLN	1,976	07/20/2023	(7,444)
State Street Bank & Trust Co.	GBP	400	USD	496	07/21/2023	(1,598)
State Street Bank & Trust Co.	USD	542	CHF	483	07/21/2023	(8,300)
State Street Bank & Trust Co.	EUR	1,200	USD	1,309	07/31/2023	21,922
State Street Bank & Trust Co.	USD	1,582	EUR	1,441	07/31/2023	(35,721)

						$128,458

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(180,391)	$365,572		$(545,963)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(87,403)	155,706		(243,109)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/Semi-Annual	(525,734)	437,170		(962,904)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(191,494)	295,997		(487,491)
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/Semi-Annual	(274,001)	204,002		(478,003)
NZD	2,370	02/28/2027	3.445%	3 Month BKBM	Semi-Annual/Quarterly	64,168	5,301		58,867
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	(1,113,452)	– 0	–	(1,113,452)
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(1,128,239)	(518,702)		(609,537)
AUD	5,500	11/13/2030	0.872%	6 Month BBSW	Semi-Annual	719,040	810,401		(91,361)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	664,497	420,594		243,903

						$(2,053,009)	$2,176,041		$(4,229,050)

52 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.83%	USD	8,595	$391,191	$365,911	$25,280

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $382,065 or 0.2% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

54 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2023 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $125,013,766)	$136,400,561	(a)
Affiliated issuers (cost $36,110,769—including investment of cash collateral for securities loaned of $2,707,264)	36,110,769
Cash	4,359
Cash collateral due from broker	8,856,529
Foreign currencies, at value (cost $4,128,316)	4,061,068
Unrealized appreciation on forward currency exchange contracts	2,398,706
Unaffiliated dividends and interest receivable	273,424
Affiliated dividends receivable	159,131
Receivable for variation margin on centrally cleared swaps	97,157
Receivable for capital stock sold	34,912
Receivable for investment securities sold	32,594

Total assets	188,429,210

Liabilities
Payable for collateral received on securities loaned	2,707,264
Unrealized depreciation on forward currency exchange contracts	2,270,248
Payable for variation margin on futures	187,976
Advisory fee payable	94,029
Payable for capital stock redeemed	56,285
Distribution fee payable	37,831
Transfer Agent fee payable	17,269
Administrative fee payable	16,881
Foreign capital gains tax payable	15,686
Directors’ fees payable	336
Accrued expenses	239,490

Total liabilities	5,643,295

Net Assets	$182,785,915

Composition of Net Assets
Capital stock, at par	$118,279
Additional paid-in capital	215,599,680
Accumulated loss	(32,932,044)

Net Assets	$182,785,915

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$164,206,234	10,621,135	$15.46	*

C	$2,181,922	156,909	$13.91

Advisor	$14,328,556	916,596	$15.63

R	$219,780	14,224	$15.45

K	$798,029	51,686	$15.44

I	$1,051,394	67,378	$15.60

(a)	Includes securities on loan with a value of $5,133,151 (see Note E).

*	The maximum offering price per share for Class A shares was $16.15 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 55

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2023 (unaudited)

Investment Income
Interest	$2,001,969
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $65,007)	836,874
Affiliated issuers	675,248
Securities lending income	4,920
Other Income	5,896	$3,524,907

Expenses
Advisory fee (see Note B)	605,838
Distribution fee—Class A	225,400
Distribution fee—Class C	11,633
Distribution fee—Class R	902
Distribution fee—Class K	992
Transfer agency—Class A	135,994
Transfer agency—Class C	1,861
Transfer agency—Advisor Class	13,220
Transfer agency—Class R	480
Transfer agency—Class K	817
Transfer agency—Class I	756
Custody and accounting	92,318
Audit and tax	57,074
Administrative	55,946
Registration fees	50,280
Printing	23,550
Legal	20,260
Directors’ fees	10,029
Miscellaneous	27,059

Total expenses before bank overdraft expense	1,334,409
Bank overdraft expense	5,540

Total expenses	1,339,949
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(15,681)

Net expenses		1,324,268

Net investment income		2,200,639

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		10,513,929
Forward currency exchange contracts		(2,453,108)
Futures		(4,086,543)
Written options		180,515
Swaps		(209,583)
Foreign currency transactions		(5,316,028)
Net change in unrealized appreciation (depreciation) of:
Investments		(7,274,910)
Forward currency exchange contracts		1,586,881
Futures		(1,331,868)
Swaps		242,958
Foreign currency denominated assets and liabilities		(89,628)

Net loss on investment and foreign currency transactions		(8,237,385)

Net Decrease in Net Assets from Operations		$(6,036,746)

See notes to consolidated financial statements.

56 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,200,639	$5,760,570
Net realized gain (loss) on investment and foreign currency transactions	(1,370,818)	8,420,577
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(6,866,567)	(23,505,429)

Net decrease in net assets from operations	(6,036,746)	(9,324,282)
Distributions to Shareholders
Class A	(16,389,921)	(18,713,333)
Class C	(186,826)	(239,548)
Advisor Class	(1,343,971)	(1,259,118)
Class R	(26,240)	(42,888)
Class K	(58,331)	(99,365)
Class I	(156,841)	(220,478)
Capital Stock Transactions
Net increase (decrease)	(31,655,659)	41,189,788

Total increase (decrease)	(55,854,535)	11,290,776
Net Assets
Beginning of period	238,640,450	227,349,674

End of period	$182,785,915	$238,640,450

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2023, net assets of the Fund were $182,785,915, of which $8,295,344, or 5%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an

58 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued

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on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs

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which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable

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data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$82,964,807		$	– 0	–	$82,964,807
Common Stocks:
Financials		3,409,384		2,625,698			39,845		6,074,927
Information Technology		4,726,944		754,437			– 0	–	5,481,381
Health Care		2,735,631		1,925,890			– 0	–	4,661,521
Industrials		2,816,750		1,599,582			12,096		4,428,428
Consumer Staples		2,329,114		1,687,872			– 0	–	4,016,986
Consumer Discretionary		1,822,704		1,338,852			– 0	–	3,161,556
Materials		1,794,486		1,343,479			– 0	–	3,137,965
Utilities		1,410,329		1,651,764			52,821		3,114,914
Energy		1,089,792		990,406			– 0	–	2,080,198
Communication Services		902,623		740,815			0	(a)	1,643,438
Real Estate		902,653		314,675			– 0	–	1,217,328
Investment Companies		13,261,450		– 0	–		0	(a)	13,261,450
Governments – Sovereign Bonds		– 0	–	1,151,107			– 0	–	1,151,107
Warrants		3,757		– 0	–		– 0	–	3,757
Preferred Stocks		798		– 0	–		– 0	–	798
Short-Term Investments		33,403,505		– 0	–		– 0	–	33,403,505
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,707,264		– 0	–		– 0	–	2,707,264

Total Investments in Securities		73,317,184		99,089,384			104,762	(a)	172,511,330
Other Financial Instruments(b):
Assets:
Futures		1,740,289		– 0	–		– 0	–	1,740,289	(c)
Forward Currency Exchange Contracts		– 0	–	2,398,706			– 0	–	2,398,706
Centrally Cleared Interest Rate Swaps		– 0	–	1,447,705			– 0	–	1,447,705	(c)
Centrally Cleared Credit Default Swaps		– 0	–	391,191			– 0	–	391,191	(c)

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Liabilities:
Futures	$(2,423,546)		$	– 0	–	$	– 0	–	$(2,423,546	)(c)
Forward Currency Exchange Contracts	– 0	–		(2,270,248)			– 0	–	(2,270,248)
Centrally Cleared Interest Rate Swaps	– 0	–		(3,500,714)			– 0	–	(3,500,714	)(c)

Total	$72,633,927			$97,556,024			$104,762	(a)	$170,294,713

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net

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investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

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differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2023, the reimbursement for such services amounted to $55,946.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $58,118 for the six months ended May 31, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $557 from the sale of Class A shares and received $241 and $351 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee

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of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2023, such waiver amounted to $15,398.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$60,865	$88,302	$115,763	$33,404	$675
Government Money Market Portfolio*	33	45,055	42,381	2,707	3

Total				$36,111	$678

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,516,492, $427,028 and $260,046 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2023 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$67,574	$43,901,314
U.S. government securities	17,864,556	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$23,024,559
Gross unrealized depreciation	(16,396,333)

Net unrealized appreciation	$6,628,226

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the

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Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2023, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2023, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities,

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including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

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During the six months ended May 31, 2023, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended May 31, 2023, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

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Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an

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exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2023, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on

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issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2023, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended May 31, 2023, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$286,523	*	Payable for variation margin on futures	$122,647	*

Equity contracts	Receivable for variation margin on futures	671,338	*	Payable for variation margin on futures	168,307	*

Commodity contracts	Receivable for variation margin on futures	782,428	*	Payable for variation margin on futures	2,132,592	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	25,280	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	302,770	*	Payable for variation margin on centrally cleared swaps	4,531,820	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,398,706		Unrealized depreciation on forward currency exchange contracts	2,270,248

Total		$4,467,045			$9,225,614

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(930,323)	$88,280

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	768,857	(323,182)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(3,925,077)	(1,096,966)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(2,453,108)	1,586,881

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(308,423)	– 0	–

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	180,515	– 0	–

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(286,117)	171,494

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	76,534	71,464

Total		$(6,877,142)	$497,971

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2023:

Futures:
Average notional amount of buy contracts	$138,272,274
Average notional amount of sale contracts	$36,560,672
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$137,599,457
Average principal amount of sale contracts	$149,762,446
Purchased Options:
Average notional amount	$13,088,000	(a)
Written Options:
Average notional amount	$22,634,500	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$84,692,783
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$8,657,243

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB Global Risk Allocation Fund, Inc.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$426,039	$(426,039)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	204,482	(204,482)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	6,048	(6,048)		– 0	–		– 0	–		– 0	–
Citibank, NA	19,365	(100)		– 0	–		– 0	–		19,265
Deutsche Bank AG	156,739	(156,739)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA	153,360	(38,414)		– 0	–		– 0	–		114,946
JPMorgan Chase Bank, NA	81,750	(45,253)		– 0	–		– 0	–		36,497
Morgan Stanley Capital Services, Inc.	1,047,022	(889,832)		– 0	–		– 0	–		157,190
State Street Bank & Trust Co.	267,468	(267,468)		– 0	–		– 0	–		– 0	–

Total	$2,362,273	$(2,034,375)	$	– 0	–	$	– 0	–		$327,898	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$558,199	$(426,039)	$	– 0	–	$	– 0	–	$132,160
Barclays Bank PLC	213,968	(204,482)	– 0	–	– 0	–	9,486
BNP Paribas SA	32,753	(6,048)	– 0	–	– 0	–	26,705
Citibank, NA	100	(100)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	163,542	(156,739)	– 0	–	– 0	–	6,803
Goldman Sachs Bank USA	38,414	(38,414)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	1,895	– 0	–	– 0	–	– 0	–	1,895
JPMorgan Chase Bank, NA	45,253	(45,253)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	889,832	(889,832)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	326,292	(267,468)	– 0	–	– 0	–	58,824

Total	$2,270,248	$(2,034,375)	$	– 0	–	$	– 0	–	$235,873	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$36,433	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

Total	$36,433	$	– 0	–	$	– 0	–	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the

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Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$5,133,151	$2,707,264	$2,572,720	$2,224	$2,696	$283

*	As of May 31, 2023.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022

Class A
Shares sold	420,485	2,601,935	$6,708,712	$43,611,223

Shares issued in reinvestment of dividends and distributions	798,854	908,116	12,573,958	16,682,098

Shares converted from Class C	11,883	17,124	189,876	300,397

Shares redeemed	(3,107,762)	(1,430,850)	(49,105,228)	(25,406,324)

Net increase (decrease)	(1,876,540)	2,096,325	$(29,632,682)	$35,187,394

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	Shares		Amount
	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022

Class C
Shares sold	19,664	46,211	$288,390	$744,664

Shares issued in reinvestment of dividends and distributions	12,082	13,052	171,686	217,974

Shares converted to Class A	(13,191)	(18,903)	(189,876)	(300,397)

Shares redeemed	(14,587)	(34,942)	(208,505)	(544,000)

Net increase	3,968	5,418	$61,695	$118,241

Advisor Class
Shares sold	336,921	725,996	$5,450,591	$12,975,668

Shares issued in reinvestment of dividends and distributions	66,961	55,450	1,064,694	1,027,490

Shares redeemed	(489,162)	(455,794)	(7,815,080)	(7,857,465)

Net increase (decrease)	(85,280)	325,652	$(1,299,795)	$6,145,693

Class R
Shares sold	329	13,982	$5,210	$259,468

Shares issued in reinvestment of dividends and distributions	1,665	2,341	26,240	42,887

Shares redeemed	(9,737)	(19,250)	(153,666)	(342,203)

Net decrease	(7,743)	(2,927)	$(122,216)	$(39,848)

Class K
Shares sold	3,872	10,512	$60,962	$183,730

Shares issued in reinvestment of dividends and distributions	3,708	5,424	58,326	99,358

Shares redeemed	(1,572)	(25,970)	(24,820)	(449,618)

Net increase (decrease)	6,008	(10,034)	$94,468	$(166,530)

Class I
Shares sold	4,934	8,158	$78,956	$146,269

Shares issued in reinvestment of dividends and distributions	9,883	11,924	156,837	220,473

Shares redeemed	(63,504)	(23,001)	(992,922)	(421,904)

Net decrease	(48,687)	(2,919)	$(757,129)	$(55,162)

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NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default

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or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

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Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

LIBOR Transition and Associated Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that

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will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2023.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2022 and November 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$20,574,730	$6,401,623

Total distributions paid	$20,574,730	$6,401,623

As of November 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,052,929
Accumulated capital and other losses	(351,150	)(a)
Unrealized appreciation (depreciation)	(10,863,576	)(b)

Total accumulated earnings (deficit)	$1,838,203	(c)

(a)

As of November 30, 2022, the Fund had a net capital loss carryforward of $303,845. During the fiscal year, the Fund utilized $266,482 of capital loss carry forwards to offset current year net realized gains. As of November 30, 2022, the cumulative deferred loss on straddles was $47,305.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2022, the Fund had a net short-term capital loss carryforward of $303,845, which may be carried forward for an indefinite period.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 85

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022		2021		2020	2019		2018

Net asset value, beginning of period	$ 17.25		$ 19.91		$ 18.11		$ 16.77	$ 15.62		$ 16.75

Income From Investment Operations

Net investment income (loss)(a)(b)	.17		.47		.29		(.01)	.08		.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.65)		(1.33)		2.06		1.58	1.16		(.76)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.48)		(.86)		2.35		1.57	1.24		(.61)

Less: Dividends and Distributions

Dividends from net investment income	(1.05)		(1.80)		(.55)		(.21)	(.09)		(.52)

Distributions from net realized gain on investment transactions	(.26)		– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(1.31)		(1.80)		(.55)		(.23)	(.09)		(.52)

Net asset value, end of period	$ 15.46		$ 17.25		$ 19.91		$ 18.11	$ 16.77		$ 15.62

Total Return

Total investment return based on net asset value(d)*	(3.08)%		(4.90	)%(e)	13.45%		9.39%	7.99%		(3.81)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$164,206		$215,597		$207,089		$190,591	$194,924		$202,193

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.32	%^	1.29%		1.27%		1.36%	1.37%		1.28%

Expenses, before waivers/reimbursements(f)(g)	1.34	%^	1.30%		1.27%		1.37%	1.37%		1.29%

Net investment income (loss)(b)	2.15	%^	2.66%		1.50%		(.06)%	.47%		.94%

Portfolio turnover rate	12%		1%		7%		20%	3%		9%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%		.02%		.02%	.00%		.01%

See footnote summary on page 93.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022		2021		2020	2019		2018

Net asset value, beginning of period	$ 15.57		$ 18.09		$ 16.50		$ 15.26	$ 14.24		$ 15.17

Income From Investment Operations

Net investment income (loss)(a)(b)	.10		.31		.12		(.15)	(.04)		.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.58)		(1.20)		1.89		1.46	1.06		(.70)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.48)		(.89)		2.01		1.31	1.02		(.67)

Less: Dividends and Distributions

Dividends from net investment income	(.92)		(1.63)		(.42)		(.05)	– 0	–	(.26)

Distributions from net realized gain on investment transactions	(.26)		– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(1.18)		(1.63)		(.42)		(.07)	– 0	–	(.26)

Net asset value, end of period	$ 13.91		$ 15.57		$ 18.09		$ 16.50	$ 15.26		$ 14.24

Total Return

Total investment return based on net asset value(d)*	(3.42)%		(5.59	)%(e)	12.57%		8.57%	7.16%		(4.50)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,182		$2,382		$2,669		$3,382	$4,115		$7,588

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	2.08	%^	2.05%		2.03%		2.12%	2.13%		2.04%

Expenses, before waivers/reimbursements(f)(g)	2.10	%^	2.06%		2.03%		2.13%	2.13%		2.05%

Net investment income (loss)(b)	1.41	%^	1.92%		.69%		(1.02)%	(.30)%		.17%

Portfolio turnover rate	12%		1%		7%		20%	3%		9%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%		.02%		.02%	.00%		.01%

See footnote summary on page 93.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022		2021		2020	2019		2018

Net asset value, beginning of period	$ 17.45		$ 20.12		$ 18.29		$ 16.93	$ 15.77		$ 16.92

Income From Investment Operations

Net investment income(a)(b)	.20		.52		.35		.01	.12		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.67)		(1.34)		2.07		1.62	1.17		(.79)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.47)		(.82)		2.42		1.63	1.29		(.59)

Less: Dividends and Distributions

Dividends from net investment income	(1.09)		(1.85)		(.59)		(.25)	(.13)		(.56)

Distributions from net realized gain on investment transactions	(.26)		– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(1.35)		(1.85)		(.59)		(.27)	(.13)		(.56)

Net asset value, end of period	$ 15.63		$ 17.45		$ 20.12		$ 18.29	$ 16.93		$ 15.77

Total Return

Total investment return based on net asset value(d)*	(3.00)%		(4.65	)%(e)	13.69%		9.68%	8.27%		(3.58)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,329		$17,477		$13,604		$12,153	$14,632		$13,201

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.08	%^	1.04%		1.02%		1.12%	1.12%		1.03%

Expenses, before waivers/reimbursements(f)(g)	1.09	%^	1.05%		1.02%		1.12%	1.12%		1.04%

Net investment income(b)	2.47	%^	2.90%		1.78%		.06%	.72%		1.20%

Portfolio turnover rate	12%		1%		7%		20%	3%		9%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%		.02%		.02%	.00%		.01%

See footnote summary on page 93.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022		2021		2020	2019		2018

Net asset value, beginning of period	$ 17.15		$ 19.79		$ 17.94		$ 16.61	$ 15.47		$ 16.59

Income From Investment Operations

Net investment income (loss)(a)(b)	.15		.46		.19		(.18)	.00	(c)	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.66)		(1.38)		2.08		1.68	1.18		(.75)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.51)		(.92)		2.27		1.50	1.18		(.66)

Less: Dividends and Distributions

Dividends from net investment income	(.93)		(1.72)		(.42)		(.15)	(.04)		(.46)

Distributions from net realized gain on investment transactions	(.26)		– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(1.19)		(1.72)		(.42)		(.17)	(.04)		(.46)

Net asset value, end of period	$ 15.45		$ 17.15		$ 19.79		$ 17.94	$ 16.61		$ 15.47

Total Return

Total investment return based on net asset value(d)*	(3.26)%		(5.19	)%(e)	13.00%		9.03%	7.63%		(4.11)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$220		$377		$493		$627	$1,373		$1,952

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.69	%^	1.65%		1.64%		1.70%	1.71%		1.62%

Expenses, before waivers/reimbursements(f)(g)	1.70	%^	1.66%		1.64%		1.71%	1.71%		1.63%

Net investment income (loss)(b)	1.84	%^	2.57%		.95%		(1.11)%	.00	%(h)	.58%

Portfolio turnover rate	12%		1%		7%		20%	3%		9%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%		.02%		.02%	.00%		.01%

See footnote summary on page 93.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022		2021		2020	2019		2018

Net asset value, beginning of period	$ 17.20		$ 19.84		$ 18.06		$ 16.72	$ 15.58		$ 16.71

Income From Investment Operations

Net investment income (loss)(a)(b)	.17		.46		.27		(.02)	.07		.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.65)		(1.32)		2.06		1.58	1.16		(.77)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.48)		(.86)		2.33		1.56	1.23		(.62)

Less: Dividends and Distributions

Dividends from net investment income	(1.02)		(1.78)		(.55)		(.20)	(.09)		(.51)

Distributions from net realized gain on investment transactions	(.26)		– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(1.28)		(1.78)		(.55)		(.22)	(.09)		(.51)

Net asset value, end of period	$ 15.44		$ 17.20		$ 19.84		$ 18.06	$ 16.72		$ 15.58

Total Return

Total investment return based on net asset value(d)*	(3.12)%		(4.93	)%(e)	13.41%		9.35%	7.93%		(3.80)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$798		$786		$1,105		$1,312	$1,313		$1,147

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.38	%^	1.34%		1.33%		1.40%	1.40%		1.31%

Expenses, before waivers/reimbursements(f)(g)	1.40	%^	1.35%		1.33%		1.40%	1.40%		1.32%

Net investment income (loss)(b)	2.13	%^	2.59%		1.40%		(.13)%	.43%		.91%

Portfolio turnover rate	12%		1%		7%		20%	3%		9%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%		.02%		.02%	.00%		.01%

See footnote summary on page 93.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022		2021		2020	2019		2018

Net asset value, beginning of period	$ 17.41		$ 20.09		$ 18.27		$ 16.91	$ 15.76		$ 16.90

Income From Investment Operations

Net investment income(a)(b)	.20		.53		.35		.04	.13		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.66)		(1.35)		2.07		1.60	1.16		(.77)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.46)		(.82)		2.42		1.64	1.29		(.57)

Less: Dividends and Distributions

Dividends from net investment income	(1.09)		(1.86)		(.60)		(.26)	(.14)		(.57)

Distributions from net realized gain on investment transactions	(.26)		– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(1.35)		(1.86)		(.60)		(.28)	(.14)		(.57)

Net asset value, end of period	$ 15.60		$ 17.41		$ 20.09		$ 18.27	$ 16.91		$ 15.76

Total Return

Total investment return based on net asset value(d)*	(2.93)%		(4.63	)%(e)	13.78%		9.72%	8.27%		(3.52)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,051		$2,021		$2,390		$2,063	$3,095		$2,083

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.03	%^	1.02%		.99%		1.06%	1.07%		.98%

Expenses, before waivers/reimbursements(f)(g)	1.05	%^	1.03%		1.00%		1.07%	1.07%		.98%

Net investment income(b)	2.53	%^	2.95%		1.77%		.21%	.78%		1.25%

Portfolio turnover rate	12%		1%		7%		20%	3%		9%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%		.02%		.02%	.00%		.01%

See footnote summary on page 93.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2023 and the years ended November 30, 2022, November 30, 2021, November 30, 2020 and November 30, 2018, such waiver amounted to .02% (annualized), .01%, .02%, .01% and .01%, respectively.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30,
			2022	2021	2020	2019	2018
Class A
Net of waivers/reimbursements	1.32	%^	1.29%	1.27%	1.36%	1.35%	1.27%
Before waivers/reimbursements	1.33	%^	1.30%	1.27%	1.37%	1.36%	1.28%
Class C
Net of waivers/reimbursements	2.08	%^	2.05%	2.03%	2.12%	2.11%	2.03%
Before waivers/reimbursements	2.09	%^	2.06%	2.03%	2.13%	2.11%	2.04%
Advisor Class
Net of waivers/reimbursements	1.07	%^	1.04%	1.02%	1.12%	1.10%	1.02%
Before waivers/reimbursements	1.09	%^	1.05%	1.02%	1.12%	1.11%	1.03%
Class R
Net of waivers/reimbursements	1.68	%^	1.65%	1.64%	1.70%	1.69%	1.62%
Before waivers/reimbursements	1.70	%^	1.66%	1.64%	1.71%	1.69%	1.62%
Class K
Net of waivers/reimbursements	1.38	%^	1.34%	1.33%	1.40%	1.38%	1.30%
Before waivers/reimbursements	1.39	%^	1.35%	1.33%	1.40%	1.38%	1.31%
Class I
Net of waivers/reimbursements	1.02	%^	1.02%	.99%	1.06%	1.05%	.97%
Before waivers/reimbursements	1.04	%^	1.03%	1.00%	1.07%	1.05%	.97%

(h)	Amount is less than .005%.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2020, November 30, 2019 and November 30, 2018 by .01%, .31% and .01%, respectively.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Daniel J. Loewy(2), Vice President Leon Zhu(2), Vice President Nancy E. Hay, Secretary Michael B. Reyes, Senior Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street
Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Quantitative Investment Team. Messrs. Loewy and Zhu are the investment professionals with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were close to a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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NOTES

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NOTES

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0523

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 27, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 27, 2023